UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2020

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

WCM Focused International Growth Fund

(Investor Class: WCMRX)

(Institutional Class: WCMIX)

WCM Focused Emerging Markets Fund

(Investor Class: WFEMX)

(Institutional Class: WCMEX)

WCM Focused Global Growth Fund

(Investor Class: WFGGX)

(Institutional Class: WCMGX)

WCM International Small Cap Growth Fund

(Institutional Class: WCMSX)

WCM Small Cap Growth Fund

(Investor Class: WCMNX)

(Institutional Class: WCMLX)

WCM Focused Small Cap Fund

(Investor Class: WCMJX)

(Institutional Class: WCMFX)

WCM China Quality Growth Fund

(Investor Class: WCQGX)

(Institutional Class: WCMCX)

WCM Focused ESG Emerging Markets Fund

(Investor Class: WCMUX)

(Institutional Class: WCMDX)

WCM Focused ESG International Fund

(Investor Class: WESGX)

(Institutional Class: WCMMX)

WCM Focused International Value Fund

(Investor Class: WLIVX)

(Institutional Class: WCMVX)

SEMI-ANNUAL REPORT

OCTOBER 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (888) 988-9801 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (888) 988-9801 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

WCM Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	40
Statements of Operations	44
Statements of Changes in Net Assets	48
Financial Highlights	58
Notes to Financial Statements	77
Supplemental Information	101
Fund Performance	106
Expense Examples	116

This report and the financial statements contained herein are provided for the general information of the shareholders of the WCM Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus.

www.wcminvestfunds.com

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.9%
	ARGENTINA — 5.2%
770,021	MercadoLibre, Inc.*	$934,843,995

	AUSTRALIA — 4.3%
3,742,884	CSL Ltd.	757,762,348

	CANADA — 10.2%
2,407,181	Canadian Pacific Railway Ltd.	720,060,052
1,803,409	Lululemon Athletica, Inc.*	575,810,460
573,920	Shopify, Inc.*	531,122,786
		1,826,993,298
	CHINA — 4.5%
10,403,930	Tencent Holdings Ltd.	794,919,032

	DENMARK — 4.6%
5,097,915	DSV PANALPINA A/S	827,093,322

	FRANCE — 6.5%
1,500,014	EssilorLuxottica S.A.*	185,195,998
1,342,441	LVMH Moet Hennessy Louis Vuitton S.E.	629,285,871
2,169,570	Pernod Ricard S.A.	349,534,000
		1,164,015,869
	HONG KONG — 3.5%
65,041,200	AIA Group Ltd.	619,008,489

	INDIA — 3.6%
11,269,802	HDFC Bank Ltd. - ADR*	647,337,427

	IRELAND — 7.0%
3,014,568	Accenture PLC - Class A	653,889,945
1,723,810	Aon PLC - Class A	317,198,278
1,496,671	ICON PLC*	269,849,781
		1,240,938,004
	ITALY — 1.9%
1,890,965	Ferrari N.V.	337,343,443

	JAPAN — 3.2%
1,259,368	Keyence Corp.	571,529,530
1

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 5.2%
214,145	Adyen N.V.*,1	$359,934,273
1,572,110	ASML Holding N.V.	567,861,853
		927,796,126
	SPAIN — 1.3%
4,693,440	Amadeus IT Group S.A.	223,631,538

	SWEDEN — 2.5%
9,934,814	Atlas Copco A.B. - A Shares	438,534,551

	SWITZERLAND — 14.4%
8,344,926	Alcon, Inc.*	474,409,498
898,160	Lonza Group A.G.	544,174,673
456,225	Mettler-Toledo International, Inc.*	455,271,490
4,819,721	Nestle S.A.	542,082,483
2,245,505	Sika A.G.	552,375,130
		2,568,313,274
	TAIWAN — 4.8%
10,200,111	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	855,483,310

	UNITED KINGDOM — 7.0%
18,283,005	Experian PLC	669,779,970
1,951,195	IHS Markit Ltd.	157,793,139
24,147,445	Smith & Nephew PLC	419,300,252
		1,246,873,361
	UNITED STATES — 6.2%
3,431,169	ResMed, Inc.	658,578,578
2,528,396	STERIS PLC	448,006,487
		1,106,585,065
	TOTAL COMMON STOCKS
	(Cost $12,422,535,845)	17,089,001,982

2

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 4.1%
$735,163,370	UMB Money Market II Special, 0.01%[2]	$735,163,370
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $735,163,370)	735,163,370

	TOTAL INVESTMENTS — 100.0%
	(Cost $13,157,699,215)	17,824,165,352

	Other Assets in Excess of Liabilities — 0.0%	1,684,298
	TOTAL NET ASSETS — 100.0%	$17,825,849,650

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $359,934,273, which represents 2.02% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

3

WCM Focused International Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	23.6%
Technology	22.6%
Industrials	14.3%
Consumer Discretionary	13.9%
Financials	8.9%
Consumer Staples	5.0%
Communications	4.5%
Materials	3.1%
Total Common Stocks	95.9%
Short-Term Investments	4.1%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

4

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.5%
	ARGENTINA — 4.5%
61,119	Globant S.A.*	$11,038,702
25,432	MercadoLibre, Inc.*	30,875,720
		41,914,422
	BRAZIL — 3.5%
901,830	Hapvida Participacoes e Investimentos S.A.[1]	10,116,904
794,165	Lojas Renner S.A.	5,183,248
915,380	Notre Dame Intermedica Participacoes S.A.	10,489,062
166,369	XP, Inc.*	6,668,070
		32,457,284
	CHINA — 34.0%
249,333	Alibaba Group Holding Ltd. - ADR*	75,969,272
443,952	Autobio Diagnostics Co., Ltd. - Class A	11,569,945
2,732,334	By-health Co., Ltd. - Class A	10,568,719
4,955,330	China Mengniu Dairy Co., Ltd.*	23,360,969
818,485	Hundsun Technologies, Inc. - Class A	11,403,306
4,524,000	Kingdee International Software Group Co., Ltd.*	11,944,527
2,864,500	Li Ning Co., Ltd.	14,929,615
368,905	Meituan - Class B*	13,752,479
1,535,420	Shenzhou International Group Holdings Ltd.	26,715,357
241,215	Silergy Corp.	14,871,599
712,179	Tencent Holdings Ltd.	54,414,499
5,501,415	TravelSky Technology Ltd. - Class H	11,596,933
376,875	Wuliangye Yibin Co., Ltd. - Class A	13,779,455
1,343,669	WuXi AppTec Co., Ltd. - Class H1	21,482,984
		316,359,659
	HONG KONG — 5.8%
3,096,131	AIA Group Ltd.	29,466,421
1,801,885	Techtronic Industries Co., Ltd.	24,270,211
		53,736,632
	INDIA — 10.6%
258,407	Asian Paints Ltd.	7,707,473
253,325	Avenue Supermarts Ltd.*,1	7,658,701
440,840	Divi's Laboratories Ltd.	18,681,886
368,744	HDFC Bank Ltd. - ADR*	21,180,656
843,940	Kotak Mahindra Bank Ltd.*	17,611,803
1,333,142	UPL Ltd.	8,145,078
307,616	WNS Holdings Ltd. - ADR*	17,730,986
		98,716,583
5

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA — 1.5%
6,888,075	Bank Central Asia Tbk P.T.	$13,553,361

	MEXICO — 2.6%
1,574,149	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	7,103,578
68,208	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR*	7,867,793
3,949,989	Wal-Mart de Mexico S.A.B. de C.V.	9,543,735
		24,515,106
	PERU — 0.9%
76,280	Credicorp Ltd.	8,747,790

	POLAND — 0.9%
159,275	Dino Polska S.A.*,1	8,756,850

	RUSSIA — 5.0%
6,584,605	Moscow Exchange MICEX-RTS PJSC	11,106,437
618,503	Yandex N.V. - Class A*	35,607,218
		46,713,655
	SOUTH AFRICA — 2.0%
140,168	Capitec Bank Holdings Ltd.*	9,850,932
585,821	Clicks Group Ltd.	8,493,681
		18,344,613
	SOUTH KOREA — 3.4%
129,663	Douzone Bizon Co., Ltd.	11,431,867
124,480	Koh Young Technology, Inc.	8,760,255
8,955	LG Household & Health Care Ltd.	11,873,253
		32,065,375
	TAIWAN — 10.5%
597,060	Airtac International Group	16,073,370
978,986	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	82,107,556
		98,180,926
	THAILAND — 2.4%
3,963,430	Airports of Thailand PCL	6,571,530
12,483,665	Bangkok Dusit Medical Services PCL	7,004,511
5,169,100	CP ALL PCL*	8,898,614
		22,474,655
	UNITED KINGDOM — 1.5%
342,444	Wizz Air Holdings PLC*,1	14,176,800
6

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 2.4%
71,800	EPAM Systems, Inc.*	$22,182,610

	VIETNAM — 1.0%
1,962,574	Vietnam Dairy Products JSC	9,169,745
	TOTAL COMMON STOCKS
	(Cost $718,066,289)	862,066,066
	PARTICIPATION CERTIFICATES — 2.1%
	CHINA — 2.1%
1,559,170	Shandong Pharmaceutical Glass Co., Ltd. - Class A (Citi Warrant Program Class A warrant 2/19/2021)[1]	10,483,172
1,386,012	Sinoseal Holding Co., Ltd. - Class A (Citi Warrant Program Class A warrant 2/19/2021)[1]	8,488,698
		18,971,870
	TOTAL PARTICIPATION CERTIFICATES
	(Cost $18,475,386)	18,971,870

Principal Amount
	SHORT-TERM INVESTMENTS — 5.4%
$50,599,576	UMB Money Market II Special, 0.01%[2]	50,599,576
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $50,599,576)	50,599,576

	TOTAL INVESTMENTS — 100.0%
	(Cost $787,141,251)	931,637,512

	Liabilities in Excess of Other Assets — (0.0)%	(8,346)
	TOTAL NET ASSETS — 100.0%	$931,629,166

ADR – American Depository Receipt

JSC – Joint Stock Company

PCL – Public Company Limited

PJSC – Public Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $81,164,109, which represents 8.71% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

7

WCM Focused Emerging Markets Fund

SUMMARY OF INVESTMENTS

As of October 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	20.8%
Consumer Discretionary	18.0%
Financials	12.7%
Consumer Staples	10.9%
Communications	9.7%
Health Care	9.6%
Industrials	9.1%
Materials	1.7%
Total Common Stocks	92.5%
Participation Certificates
Materials	2.1%
Total Participation Certificates	2.1%
Short-Term Investments	5.4%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

8

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.0%
	ARGENTINA — 5.1%
16,978	MercadoLibre, Inc.*	$20,612,141

	AUSTRALIA — 1.5%
29,585	CSL Ltd.	5,989,606

	CANADA — 8.0%
91,536	Canadian National Railway Co.	9,103,255
23,154	Lululemon Athletica, Inc.*	7,392,841
16,996	Shopify, Inc.*	15,728,608
		32,224,704
	CHINA — 3.7%
198,200	Tencent Holdings Ltd.	15,143,600

	FRANCE — 3.9%
17,100	LVMH Moet Hennessy Louis Vuitton S.E.	8,015,837
47,935	Pernod Ricard S.A.	7,722,688
		15,738,525
	HONG KONG — 2.0%
855,600	AIA Group Ltd.	8,142,896

	INDIA — 2.4%
169,334	HDFC Bank Ltd. - ADR*	9,726,545

	ITALY — 1.9%
42,110	Ferrari N.V.	7,512,319

	JAPAN — 2.2%
19,810	Keyence Corp.	8,990,224

	NETHERLANDS — 2.0%
4,881	Adyen N.V.*,1	8,203,970

	SWEDEN — 2.0%
184,964	Atlas Copco A.B. - A Shares	8,164,532

	SWITZERLAND — 3.6%
103,955	Alcon, Inc.*	5,909,847
8,498	Mettler-Toledo International, Inc.*	8,480,239
		14,390,086
9

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN — 3.8%
185,428	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	$15,551,846

	UNITED STATES — 53.9%
112,189	Amphenol Corp. - Class A	12,659,407
20,205	ANSYS, Inc.*	6,149,796
174,841	Boston Scientific Corp.*	5,991,801
95,079	Church & Dwight Co., Inc.	8,404,033
20,134	Cooper Cos., Inc.	6,423,753
24,053	Costco Wholesale Corp.	8,601,834
36,179	Crown Castle International Corp. - REIT	5,651,160
49,683	Ecolab, Inc.	9,121,302
19,205	Fair Isaac Corp.*	7,517,797
91,203	First Republic Bank	11,504,346
173,680	Graco, Inc.	10,750,792
76,840	HEICO Corp. - Class A	7,184,540
24,050	IDEXX Laboratories, Inc.*	10,216,921
64,685	Intercontinental Exchange, Inc.	6,106,264
22,990	MSCI, Inc.	8,042,822
17,850	ServiceNow, Inc.*	8,881,624
17,535	Sherwin-Williams Co.	12,063,729
76,170	Stryker Corp.	15,387,102
37,855	Synopsys, Inc.*	8,095,670
25,050	Thermo Fisher Scientific, Inc.	11,851,656
46,712	Verisk Analytics, Inc.	8,313,335
71,237	Visa, Inc. - Class A	12,944,475
59,774	West Pharmaceutical Services, Inc.	16,262,712
		218,126,871
	TOTAL COMMON STOCKS
	(Cost $308,178,963)	388,517,865

Principal Amount
	SHORT-TERM INVESTMENTS — 5.3%
$21,417,964	UMB Money Market II Special, 0.01%[2]	21,417,964
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $21,417,964)	21,417,964

	TOTAL INVESTMENTS — 101.3%
	(Cost $329,596,927)	409,935,829

	Liabilities in Excess of Other Assets — (1.3)%	(5,253,047)
	TOTAL NET ASSETS — 100.0%	$404,682,782

10

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020 (Unaudited)

ADR – American Depository Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $8,203,970, which represents 2.03% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

11

WCM Focused Global Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	24.6%
Health Care	21.4%
Industrials	14.0%
Consumer Discretionary	10.8%
Financials	8.8%
Consumer Staples	6.1%
Materials	5.2%
Communications	3.7%
Real Estate	1.4%
Total Common Stocks	96.0%
Short-Term Investments	5.3%
Total Investments	101.3%
Liabilities in Excess of Other Assets	(1.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

12

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 90.2%
	ARGENTINA — 1.3%
22,558	Globant S.A.*	$4,074,200

	AUSTRALIA — 2.8%
144,850	Appen Ltd.	3,299,122
730,063	Nanosonics Ltd.*	2,644,945
741,877	Zip Co., Ltd.*	2,988,210
		8,932,277
	BELGIUM — 1.5%
179,059	Unifiedpost Group S.A.*	4,650,612

	BRAZIL — 2.9%
281,422	Azul S.A. - ADR*	3,334,851
2,494,233	Empreendimentos Pague Menos S/A*	3,564,432
524,510	Grupo SBF S.A.*	2,097,857
		8,997,140
	CANADA — 7.0%
187,578	CAE, Inc.	3,205,848
27,195	Cargojet, Inc.	4,466,569
76,515	Descartes Systems Group, Inc.*	4,102,854
40,498	FirstService Corp.	5,430,434
30,614	Kinaxis, Inc.*	4,673,328
		21,879,033
	CHINA — 1.1%
54,420	Silergy Corp.	3,355,150

	DENMARK — 4.4%
14,715	ALK-Abello A/S*	4,923,537
70,835	Royal Unibrew A/S	6,907,062
15,838	SimCorp A/S	1,889,056
		13,719,655
	FAROE ISLANDS — 1.2%
67,035	Bakkafrost P/F*	3,834,831

	FRANCE — 1.2%
25,910	SOITEC*	3,675,722

	GERMANY — 3.4%
93,290	Eckert & Ziegler Strahlen- und Medizintechnik A.G.	4,270,087
13

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
107,410	Evotec S.E.*	$2,838,634
6,935	Hypoport S.E.*	3,631,174
		10,739,895
	INDIA — 6.0%
207,144	Computer Age Management Services Ltd.*	3,624,933
308,447	CreditAccess Grameen Ltd.*	2,694,489
1,518,965	Indian Energy Exchange Ltd.[1]	3,918,795
667,748	Syngene International Ltd.*,1	4,815,309
65,511	WNS Holdings Ltd. - ADR*	3,776,054
		18,829,580
	INDONESIA — 1.1%
13,950,610	Bank BTPN Syariah Tbk P.T.	3,483,591

	IRELAND — 1.1%
127,071	Keywords Studios PLC	3,483,382

	ITALY — 3.0%
138,360	Amplifon S.p.A.*	5,030,609
117,740	Interpump Group S.p.A.	4,447,352
		9,477,961
	JAPAN — 17.7%
30,915	As One Corp.	4,467,814
42,965	BayCurrent Consulting, Inc.	5,559,254
151,100	eGuarantee, Inc.	3,365,064
39,670	Freee KK*	3,104,132
32,560	Hennge KK*	2,355,462
129,380	Japan Elevator Service Holdings Co., Ltd.	4,972,814
276,760	Japan Material Co., Ltd.	3,576,238
183,140	Kobe Bussan Co., Ltd.	5,152,654
83,499	Lasertec Corp.	7,232,751
50,200	Media Do Co., Ltd.	3,550,068
70,780	Nihon M&A Center, Inc.	4,156,314
143,100	Oisix ra daichi, Inc.*	4,461,378
176,110	Rakus Co., Ltd.	3,460,858
		55,414,801
	MEXICO — 0.7%
847,430	Regional S.A.B. de C.V.*	2,290,017
14

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 1.3%
36,283	IMCD N.V.	$4,199,565

	NORWAY — 1.3%
599,015	Pexip Holding A.S.A.*	4,229,460

	RUSSIA — 1.1%
149,198	HeadHunter Group PLC - ADR	3,422,602

	SOUTH KOREA — 1.1%
39,819	Douzone Bizon Co., Ltd.	3,510,682

	SWEDEN — 10.1%
251,439	Avanza Bank Holding A.B.	4,788,988
107,902	Beijer Ref A.B.	2,987,460
172,473	Biotage A.B.*	2,874,421
86,639	Indutrade A.B.*	4,386,443
195,033	Kambi Group PLC*	6,325,915
76,420	Sectra A.B. - B Shares*	4,656,299
178,080	Vitec Software Group A.B.	5,536,826
		31,556,352
	SWITZERLAND — 5.7%
10,005	Tecan Group A.G.	4,747,401
19,243	VAT Group A.G.[1]	3,610,079
34,426	Zur Rose Group A.G.*	9,578,345
		17,935,825
	TAIWAN — 2.3%
138,585	Airtac International Group	3,730,827
398,000	Universal Vision Biotechnology Co., Ltd.	3,591,231
		7,322,058
	UNITED KINGDOM — 9.4%
74,055	Avon Rubber PLC	3,772,440
128,893	Fevertree Drinks PLC	3,364,677
159,819	GAN Ltd.*	2,271,028
715,330	IntegraFin Holdings PLC	4,504,568
290,025	Softcat PLC	4,227,887
483,525	Team17 Group PLC*	4,447,503
537,115	Trainline PLC*,1	1,914,938
119,910	Wizz Air Holdings PLC*,1	4,964,141
		29,467,182
15

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 1.5%
46,851	Elastic N.V.*	$4,751,160
	TOTAL COMMON STOCKS
	(Cost $248,380,460)	283,232,733
	PARTICIPATION CERTIFICATES — 2.0%
	CHINA — 2.0%
1,100,500	Anhui Sunhere Pharmaceutical Excipients Co., Ltd. - Class A (Citi Warrant Program Class A warrant 2/19/2021)[1]	3,128,376
480,199	Sinoseal Holding Co., Ltd. - Class A (Citi Warrant Program Class A warrant 2/19/2021)[1]	2,941,002
		6,069,378
	TOTAL PARTICIPATION CERTIFICATES
	(Cost $7,230,760)	6,069,378

Principal Amount
	SHORT-TERM INVESTMENTS — 8.0%
$25,200,744	UMB Money Market II Special, 0.01%[2]	25,200,744
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $25,200,744)	25,200,744

	TOTAL INVESTMENTS — 100.2%
	(Cost $280,811,964)	314,502,855

	Liabilities in Excess of Other Assets — (0.2)%	(549,310)
	TOTAL NET ASSETS — 100.0%	$313,953,545

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $25,292,640, which represents 8.06% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

16

WCM International Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	29.0%
Health Care	14.3%
Industrials	14.0%
Consumer Staples	11.8%
Financials	9.2%
Consumer Discretionary	4.5%
Communications	3.1%
Real Estate	1.7%
Materials	1.3%
Utilities	1.3%
Total Common Stocks	90.2%
Participation Certificates
Health Care	1.0%
Materials	1.0%
Total Participation Certificates	2.0%
Short-Term Investments	8.0%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

17

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.7%
	CONSUMER DISCRETIONARY — 12.3%
6,435	Axon Enterprise, Inc.*	$636,422
16,419	Boot Barn Holdings, Inc.*	525,736
8,196	Brunswick Corp.	522,167
10,527	Caesars Entertainment, Inc.*	471,820
7,326	Marriott Vacations Worldwide Corp.	707,692
7,370	Planet Fitness, Inc. - Class A*	436,820
30,371	Regis Corp.*	168,255
1,880	Wingstop, Inc.	218,700
		3,687,612
	CONSUMER STAPLES — 5.1%
2,590	Casey's General Stores, Inc.	436,596
3,238	Helen of Troy Ltd.*	613,925
14,405	Performance Food Group Co.*	484,152
		1,534,673
	FINANCIALS — 3.2%
12,216	Pinnacle Financial Partners, Inc.	559,371
3,623	Primerica, Inc.	399,399
		958,770
	HEALTH CARE — 33.8%
4,010	ACADIA Pharmaceuticals, Inc.*	186,265
8,360	Arrowhead Pharmaceuticals, Inc.*	479,028
8,521	AtriCure, Inc.*	294,486
3,968	Axsome Therapeutics, Inc.*	263,118
4,453	Biohaven Pharmaceutical Holding Co., Ltd.*	344,929
5,838	Bridgebio Pharma, Inc.*	224,062
2,697	Charles River Laboratories International, Inc.*	614,107
4,087	ChemoCentryx, Inc.*	196,176
6,930	Fate Therapeutics, Inc.*	307,692
6,541	Glaukos Corp.*	365,773
7,295	Halozyme Therapeutics, Inc.*	204,260
8,605	Insmed, Inc.*	283,449
8,601	Iovance Biotherapeutics, Inc.*	306,884
3,188	Kodiak Sciences, Inc.*	289,502
7,698	Kura Oncology, Inc.*	240,563
3,015	LHC Group, Inc.*	652,898
2,142	Ligand Pharmaceuticals, Inc. - Class B*	176,608
11,309	Merit Medical Systems, Inc.*	566,015
1,352	Mirati Therapeutics, Inc.*	293,573
8,245	Natera, Inc.*	554,559
9,361	NuVasive, Inc.*	415,909
18

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
1,125	Penumbra, Inc.*	$293,659
1,445	Reata Pharmaceuticals, Inc. - Class A*	168,646
2,306	Repligen Corp.*	384,110
6,408	Shockwave Medical, Inc.*	437,795
20,028	Surgery Partners, Inc.*	437,011
3,975	Tandem Diabetes Care, Inc.*	433,275
2,934	Turning Point Therapeutics, Inc.*	270,485
4,632	Ultragenyx Pharmaceutical, Inc.*	465,516
		10,150,353
	INDUSTRIALS — 10.2%
4,781	CryoPort, Inc.*	191,909
5,404	John Bean Technologies Corp.	453,774
8,910	Mercury Systems, Inc.*	613,721
2,224	MSA Safety, Inc.	293,390
5,512	Tetra Tech, Inc.	556,216
2,932	TopBuild Corp.*	449,212
6,389	Woodward, Inc.	508,245
		3,066,467
	MATERIALS — 4.5%
7,800	Ingevity Corp.*	428,064
5,898	Trex Co., Inc.*	410,147
10,126	UFP Industries, Inc.	505,389
		1,343,600
	REAL ESTATE — 2.8%
11,363	Americold Realty Trust - REIT	411,681
9,387	Rexford Industrial Realty, Inc. - REIT	436,120
		847,801
	TECHNOLOGY — 22.8%
20,164	ACI Worldwide, Inc.*	588,184
5,435	Blackline, Inc.*	530,891
15,743	Evo Payments, Inc. - Class A*	331,705
12,491	LivePerson, Inc.*	667,769
12,687	MACOM Technology Solutions Holdings, Inc.*	463,075
4,991	MAXIMUS, Inc.	337,292
13,568	Medallia, Inc.*	386,010
28,550	Pluralsight, Inc. - Class A*	448,235
4,218	Proofpoint, Inc.*	403,831
6,633	Science Applications International Corp.	506,562
12,449	Semtech Corp.*	683,326
19

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
5,477	Tabula Rasa HealthCare, Inc.*	$189,176
11,282	Upland Software, Inc.*	470,685
2,479	WEX, Inc.*	313,717
9,091	WNS Holdings Ltd. - ADR*	524,005
		6,844,463
	TOTAL COMMON STOCKS
	(Cost $26,652,725)	28,433,739

Principal Amount
	SHORT-TERM INVESTMENTS — 2.8%
$846,629	UMB Money Market II Special, 0.01%[1]	846,629
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $846,629)	846,629

	TOTAL INVESTMENTS — 97.5%
	(Cost $27,499,354)	29,280,368

	Other Assets in Excess of Liabilities — 2.5%	735,914
	TOTAL NET ASSETS — 100.0%	$30,016,282

ADR – American Depository Receipt
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

20

WCM Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	33.8%
Technology	22.8%
Consumer Discretionary	12.3%
Industrials	10.2%
Consumer Staples	5.1%
Materials	4.5%
Financials	3.2%
Real Estate	2.8%
Total Common Stocks	94.7%
Short-Term Investments	2.8%
Total Investments	97.5%
Other Assets in Excess of Liabilities	2.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

21

WCM Focused Small Cap Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.6%
	COMMUNICATIONS — 1.5%
109,700	Hemisphere Media Group, Inc. - Class A*	$857,854

	CONSUMER DISCRETIONARY — 20.3%
15,500	American Woodmark Corp.*	1,280,455
23,900	America's Car-Mart, Inc.*	2,067,828
55,900	Beacon Roofing Supply, Inc.*	1,716,130
19,000	Dorman Products, Inc.*	1,696,130
36,800	ePlus, Inc.*	2,484,368
115,900	KAR Auction Services, Inc.	1,687,504
19,500	Wyndham Hotels & Resorts, Inc.	906,945
		11,839,360
	CONSUMER STAPLES — 2.0%
28,300	Inter Parfums, Inc.	1,161,998

	ENERGY — 3.2%
26,000	EnerSys	1,861,600

	FINANCIALS — 14.8%
13,500	Enstar Group Ltd.*	2,320,245
83,100	Focus Financial Partners, Inc. - Class A*	3,033,981
20,700	Virtus Investment Partners, Inc.	3,302,685
		8,656,911
	HEALTH CARE — 5.0%
23,400	Addus HomeCare Corp.*	2,283,138
7,231	Emergent BioSolutions, Inc.*	650,574
		2,933,712
	INDUSTRIALS — 24.8%
125,200	BrightView Holdings, Inc.*	1,531,196
7,200	Chase Corp.	685,152
33,000	Crane Co.	1,674,750
22,000	EMCOR Group, Inc.	1,500,180
67,800	Healthcare Services Group, Inc.	1,551,264
14,500	Landstar System, Inc.	1,808,150
56,800	SP Plus Corp.*	1,046,824
41,900	U.S. Ecology, Inc.	1,278,788
15,500	UniFirst Corp.	2,539,055
20,800	Vectrus, Inc.*	822,016
		14,437,375
22

WCM Focused Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE — 4.6%
23,600	Jones Lang LaSalle, Inc.	$2,663,496

	TECHNOLOGY — 16.4%
25,800	Cass Information Systems, Inc.	1,011,876
18,200	CMC Materials, Inc.	2,587,858
49,500	FLIR Systems, Inc.	1,717,155
28,600	Manhattan Associates, Inc.*	2,445,300
187,500	Verra Mobility Corp.*	1,801,875
		9,564,064
	TOTAL COMMON STOCKS
	(Cost $55,351,003)	53,976,370

Principal Amount
	SHORT-TERM INVESTMENTS — 7.3%
$4,256,543	UMB Money Market II Special, 0.01%[1]	4,256,543
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,256,543)	4,256,543

	TOTAL INVESTMENTS — 99.9%
	(Cost $59,607,546)	58,232,913

	Other Assets in Excess of Liabilities — 0.1%	46,829
	TOTAL NET ASSETS — 100.0%	$58,279,742

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

23

WCM Focused Small Cap Fund

SUMMARY OF INVESTMENTS

As of October 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	24.8%
Consumer Discretionary	20.3%
Technology	16.4%
Financials	14.8%
Health Care	5.0%
Real Estate	4.6%
Energy	3.2%
Consumer Staples	2.0%
Communications	1.5%
Total Common Stocks	92.6%
Short-Term Investments	7.3%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

24

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.8%
	CHINA — 81.8%
2,716	Alibaba Group Holding Ltd. - ADR*	$827,538
10,300	Angel Yeast Co., Ltd. - Class A	81,329
4,300	Asymchem Laboratories Tianjin Co., Ltd. - Class A	176,474
4,299	Autobio Diagnostics Co., Ltd. - Class A	112,037
8,000	AVIC Jonhon Optronic Technology Co., Ltd. - Class A	66,301
27,100	By-health Co., Ltd. - Class A	104,823
29,200	Centre Testing International Group Co., Ltd. - Class A	117,747
2,700	Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	65,546
43,500	China Mengniu Dairy Co., Ltd.*	205,073
3,100	Hangzhou Tigermed Consulting Co., Ltd. - Class A	57,580
9,700	Hongfa Technology Co., Ltd. - Class A	74,653
10,000	Hundsun Technologies, Inc. - Class A	139,322
22,200	Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	131,925
9,230	Jafron Biomedical Co., Ltd. - Class A	109,502
37,000	Jinxin Fertility Group Ltd.[1]	45,032
10,800	Jinyu Bio-Technology Co., Ltd. - Class A	38,250
29,600	Kingdee International Software Group Co., Ltd.*	78,152
500	Kweichow Moutai Co., Ltd. - Class A	124,924
21,500	Li Ning Co., Ltd.	112,057
3,200	Meituan - Class B*	119,293
21,200	Ping An Insurance Group Co. of China Ltd. - Class H	219,201
1,600	Sangfor Technologies, Inc. - Class A	45,475
6,000	Shanghai International Airport Co., Ltd. - Class A	59,357
19,000	Shenzhou International Group Holdings Ltd.	330,588
1,800	Silergy Corp.	110,975
8,650	Tencent Holdings Ltd.	660,909
9,100	Toly Bread Co., Ltd. - Class A	86,559
21,700	Tongdao Liepin Group*	53,295
75,400	TravelSky Technology Ltd. - Class H	158,942
3,800	Wuliangye Yibin Co., Ltd. - Class A	138,937
15,370	WuXi AppTec Co., Ltd. - Class H1	245,740
13,500	Xiamen Meiya Pico Information Co., Ltd. - Class A	45,828
21,310	Zhejiang Sanhua Intelligent Controls Co., Ltd. - Class A	78,096
6,900	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. - Class A	62,418
		5,083,878
	HONG KONG — 8.7%
28,351	AIA Group Ltd.	269,821
20,200	Techtronic Industries Co., Ltd.	272,081
		541,902
25

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN — 1.3%
2,900	Airtac International Group	$78,071
	TOTAL COMMON STOCKS
	(Cost $4,455,030)	5,703,851
	PARTICIPATION CERTIFICATES — 4.5%
	CHINA — 4.5%
22,700	Anhui Sunhere Pharmaceutical Excipients Co., Ltd. - Class A (Citi Warrant Program Class A warrant 2/19/2021)[1]	64,529
9,500	Shandong Pharmaceutical Glass Co., Ltd. - Class A (Citi Warrant Program Class A warrant 2/19/2021)[1]	63,873
4,880	Shanghai Weaver Network Co., Ltd. - Class A (Citi Warrant Program Class A warrant 2/19/2021)	67,233
13,537	Sinoseal Holding Co., Ltd. - Class A (Citi Warrant Program Class A warrant 2/19/2021)[1]	82,908
		278,543
	TOTAL PARTICIPATION CERTIFICATES
	(Cost $271,215)	278,543

Principal Amount
	SHORT-TERM INVESTMENTS — 11.5%
$714,693	UMB Money Market II Special, 0.01%[2]	714,693
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $714,693)	714,693

	TOTAL INVESTMENTS — 107.8%
	(Cost $5,440,938)	6,697,087

	Liabilities in Excess of Other Assets — (7.8)%	(482,667)
	TOTAL NET ASSETS — 100.0%	$6,214,420

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $502,082, which represents 8.08% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

26

WCM China Quality Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	23.4%
Health Care	15.3%
Consumer Staples	12.4%
Industrials	12.0%
Communications	11.5%
Technology	9.3%
Financials	7.9%
Total Common Stocks	91.8%
Participation Certificates
Materials	2.4%
Technology	1.1%
Health Care	1.0%
Total Participation Certificates	4.5%
Short-Term Investments	11.5%
Total Investments	107.8%
Liabilities in Excess of Other Assets	(7.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

27

WCM Focused ESG Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.8%
	ARGENTINA — 3.7%
30	MercadoLibre, Inc.*	$36,421

	CHINA — 19.2%
275	Alibaba Group Holding Ltd. - ADR*	83,790
590	Foshan Haitian Flavouring & Food Co., Ltd. - Class A	14,121
12,700	Shenzhen Airport Co., Ltd. - Class A	15,169
1,025	Tencent Holdings Ltd.	78,316
		191,396
	GERMANY — 5.7%
92	adidas A.G.*	27,335
260	Delivery Hero S.E.*,1	29,847
		57,182
	HONG KONG — 5.2%
5,414	AIA Group Ltd.	51,526

	INDIA — 8.9%
807	Asian Paints Ltd.	24,070
389	HDFC Bank Ltd. - ADR*	22,344
1,706	ICICI Bank Ltd. - ADR*	17,998
253	Maruti Suzuki India Ltd.	23,763
		88,175
	INDONESIA — 4.6%
7,586	Bank Central Asia Tbk P.T.	14,927
175,332	Telekomunikasi Indonesia Persero Tbk P.T.	31,044
		45,971
	IRELAND — 2.5%
116	Accenture PLC - Class A	25,162

	JAPAN — 3.1%
675	Unicharm Corp.	31,233

	MEXICO — 4.7%
2,644	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	22,004
7,669	Megacable Holdings S.A.B. de C.V.	24,329
		46,333
	PERU — 2.6%
228	Credicorp Ltd.	26,147
28

WCM Focused ESG Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE — 1.4%
1,024	United Overseas Bank Ltd.	$14,227

	SOUTH AFRICA — 1.9%
6,355	Sanlam Ltd.	18,537

	SWEDEN — 3.0%
185	Atlas Copco A.B. - A Shares	8,166
1,160	Lundin Energy A.B.	22,176
		30,342
	TAIWAN — 8.4%
998	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	83,702

	UNITED KINGDOM — 11.8%
303	AstraZeneca PLC	30,423
1,684	Mondi PLC	31,917
535	Unilever PLC - ADR	30,404
611	Wizz Air Holdings PLC*,1	25,295
		118,039
	UNITED STATES — 4.6%
83	American Tower Corp. - REIT	19,061
48	Mastercard, Inc. - Class A	13,855
72	Visa, Inc. - Class A	13,083
		45,999
	VIETNAM — 4.5%
9,494	Vietnam Dairy Products JSC	44,359
	TOTAL COMMON STOCKS
	(Cost $824,153)	954,751

Principal Amount
	SHORT-TERM INVESTMENTS — 5.9%
$58,595	UMB Money Market II Special, 0.01%[2]	58,595
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $58,595)	58,595

	TOTAL INVESTMENTS — 101.7%
	(Cost $882,748)	1,013,346

	Liabilities in Excess of Other Assets — (1.7)%	(16,963)
	TOTAL NET ASSETS — 100.0%	$996,383
29

WCM Focused ESG Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020 (Unaudited)

ADR – American Depository Receipt
JSC – Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $55,142, which represents 5.53% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

30

WCM Focused ESG Emerging Markets Fund

SUMMARY OF INVESTMENTS

As of October 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	17.2%
Financials	16.6%
Communications	16.4%
Technology	13.6%
Consumer Staples	12.1%
Industrials	7.1%
Materials	5.6%
Health Care	3.1%
Energy	2.2%
Real Estate	1.9%
Total Common Stocks	95.8%
Short-Term Investments	5.9%
Total Investments	101.7%
Liabilities in Excess of Other Assets	(1.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

31

WCM Focused ESG International Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.9%
	ARGENTINA — 1.8%
14	MercadoLibre, Inc.*	$16,997

	CANADA — 2.5%
219	Intact Financial Corp.	22,622

	CHINA — 8.3%
109	Alibaba Group Holding Ltd. - ADR*	33,211
135	Foshan Haitian Flavouring & Food Co., Ltd. - Class A	3,231
530	Tencent Holdings Ltd.	40,495
		76,937
	DENMARK — 3.4%
329	Novo Nordisk A/S - Class B	20,979
176	Novozymes A/S	10,585
		31,564
	GERMANY — 3.6%
79	adidas A.G.*	23,472
87	Delivery Hero S.E.*,1	9,987
		33,459
	HONG KONG — 4.4%
4,280	AIA Group Ltd.	40,733

	INDIA — 2.0%
316	HDFC Bank Ltd. - ADR*	18,151

	INDONESIA — 1.9%
96,900	Telekomunikasi Indonesia Persero Tbk P.T.	17,157

	IRELAND — 8.2%
174	Accenture PLC - Class A	37,742
209	Aon PLC - Class A	38,458
		76,200
	JAPAN — 5.7%
74	Cosmos Pharmaceutical Corp.	12,568
695	Subaru Corp.	12,755
585	Unicharm Corp.	27,069
		52,392
32

WCM Focused ESG International Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO — 2.2%
2,433	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	$20,248

	NETHERLANDS — 2.6%
6	Adyen N.V.*,1	10,085
38	ASML Holding N.V.	13,726
		23,811
	PERU — 1.9%
154	Credicorp Ltd.	17,661

	SINGAPORE — 2.4%
1,613	United Overseas Bank Ltd.	22,411

	SWEDEN — 3.5%
208	Atlas Copco A.B. - A Shares	9,182
1,218	Lundin Energy A.B.	23,284
		32,466
	SWITZERLAND — 2.3%
374	Alcon, Inc.*	21,258

	TAIWAN — 5.9%
653	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	54,767

	UNITED KINGDOM — 15.4%
740	AstraZeneca PLC - ADR	37,119
1,677	Compass Group PLC	22,954
1,684	Mondi PLC	31,918
602	Unilever PLC - ADR	34,212
402	Wizz Air Holdings PLC*,1	16,642
		142,845
	UNITED STATES — 11.2%
90	American Tower Corp. - REIT	20,669
21	Equinix, Inc. - REIT	15,356
69	Mastercard, Inc. - Class A	19,916
60	Thermo Fisher Scientific, Inc.	28,387
104	Visa, Inc. - Class A	18,898
		103,226
33

WCM Focused ESG International Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	VIETNAM — 2.7%
5,424	Vietnam Dairy Products JSC	$25,343
	TOTAL COMMON STOCKS
	(Cost $751,870)	850,248
	EXCHANGE-TRADED FUNDS — 1.5%
	UNITED STATES — 1.5%
430	iShares MSCI India ETF - ETF	14,443
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $10,668)	14,443

Principal Amount
	SHORT-TERM INVESTMENTS — 8.9%
$82,495	UMB Money Market II Special, 0.01%[2]	82,495
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $82,495)	82,495

	TOTAL INVESTMENTS — 102.3%
	(Cost $845,033)	947,186

	Liabilities in Excess of Other Assets — (2.3)%	(21,723)
	TOTAL NET ASSETS — 100.0%	$925,463

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
JSC – Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $36,714, which represents 3.97% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

34

WCM Focused ESG International Fund

SUMMARY OF INVESTMENTS

As of October 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	17.3%
Technology	16.8%
Health Care	11.6%
Consumer Staples	11.1%
Consumer Discretionary	9.3%
Industrials	7.5%
Communications	7.3%
Materials	4.6%
Real Estate	3.9%
Energy	2.5%
Total Common Stocks	91.9%
Exchange-Traded Funds	1.5%
Short-Term Investments	8.9%
Total Investments	102.3%
Liabilities in Excess of Other Assets	(2.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

35

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.2%
	AUSTRIA — 2.0%
90	Mayr Melnhof Karton A.G.	$14,696

	BELGIUM — 3.3%
265	D'ieteren S.A.	13,277
215	KBC Group N.V.	10,623
		23,900
	CANADA — 8.3%
685	Brookfield Asset Management, Inc. - Class A	20,399
860	CAE, Inc.	14,680
215	CGI, Inc.*	13,367
330	Open Text Corp.	12,121
		60,567
	FRANCE — 2.1%
95	Pernod Ricard S.A.	15,305

	GERMANY — 13.3%
50	adidas A.G.*	14,856
105	Hannover Rueck S.E.	15,259
210	KION Group A.G.	16,364
170	Merck KGaA	25,183
90	MTU Aero Engines A.G.	15,383
70	Volkswagen A.G.	10,197
		97,242
	HONG KONG — 4.9%
1,600	AIA Group Ltd.	15,227
1,500	Techtronic Industries Co., Ltd.	20,204
		35,431
	INDONESIA — 1.3%
40,500	Bank Rakyat Indonesia Persero Tbk P.T.	9,168

	IRELAND — 4.3%
150	Medtronic PLC	15,085
125	Trane Technologies PLC	16,594
		31,679
	ISRAEL — 5.1%
3,000	Israel Discount Bank Ltd. - Class A	8,397
36

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ISRAEL (Continued)
125	Nice Ltd. - ADR*	$28,532
		36,929
	JAPAN — 17.6%
300	Bandai Namco Holdings, Inc.	22,420
800	Olympus Corp.	15,315
100	Secom Co., Ltd.	8,448
380	Sony Corp. - ADR	31,791
400	Square Enix Holdings Co., Ltd.	23,241
50	Tokyo Electron Ltd.	13,421
300	TOTO Ltd.	13,697
		128,333
	MEXICO — 1.3%
270	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR*	9,769

	NETHERLANDS — 5.8%
135	Koninklijke DSM N.V.	21,591
335	Koninklijke Philips N.V.*	15,577
200	Royal Dutch Shell PLC - Class A - ADR	5,110
		42,278
	NORWAY — 1.2%
570	Mowi A.S.A.	9,005

	RUSSIA — 1.7%
1,200	Sberbank of Russia PJSC - ADR	12,122

	SPAIN — 1.3%
550	Grifols S.A. - ADR	9,339

	SWEDEN — 4.7%
470	Atlas Copco A.B. - A Shares	20,746
710	Getinge A.B. - B Shares	13,902
		34,648
	SWITZERLAND — 5.5%
110	Chubb Ltd.	14,290
45	Roche Holding A.G.	14,459
115	TE Connectivity Ltd.	11,141
		39,890
37

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN — 3.9%
340	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	$28,516

	THAILAND — 1.1%
8,000	PTT PCL	7,897

	UNITED KINGDOM — 6.1%
800	RELX PLC - ADR	15,784
475	Smith & Nephew PLC - ADR	16,658
290	Wizz Air Holdings PLC*,1	12,006
		44,448
	UNITED STATES — 3.4%
130	Helen of Troy Ltd.*	24,648
	TOTAL COMMON STOCKS
	(Cost $694,629)	715,810

Principal Amount
	SHORT-TERM INVESTMENTS — 10.3%
$74,683	UMB Money Market II Special, 0.01%[2]	74,683
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $74,683)	74,683

	TOTAL INVESTMENTS — 108.5%
	(Cost $769,312)	790,493

	Liabilities in Excess of Other Assets — (8.5)%	(61,740)
	TOTAL NET ASSETS — 100.0%	$728,753

ADR – American Depository Receipt
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $12,006, which represents 1.65% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

38

WCM Focused International Value Fund

SUMMARY OF INVESTMENTS

As of October 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	19.9%
Technology	19.7%
Health Care	17.2%
Financials	14.5%
Consumer Discretionary	7.1%
Consumer Staples	6.7%
Communications	6.3%
Materials	5.0%
Energy	1.8%
Total Common Stocks	98.2%
Short-Term Investments	10.3%
Total Investments	108.5%
Liabilities in Excess of Other Assets	(8.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

39

STATEMENTS OF ASSETS AND LIABILITIES

As of October 31, 2020 (Unaudited)

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund
Assets:
Investments, at cost	$13,157,699,215	$787,141,251	$329,596,927
Foreign currency, at cost	—	13,234	—
Investments, at value	$17,824,165,352	$931,637,512	$409,935,829
Foreign currency, at value	-	13,238	-
Receivables:
Investment securities sold	19,584,507	-	-
Fund shares sold	60,865,578	3,898,811	5,876,818
Dividends and interest	15,781,100	53,144	95,893
Due from Advisor	-	-	-
Offering costs	-	-	-
Prepaid expenses	250,429	85,015	60,499
Total assets	17,920,646,966	935,687,720	415,969,039

Liabilities:
Payables:
Investment securities purchased	68,811,064	-	1,069,972
Fund shares redeemed	8,519,678	2,081,846	9,808,308
Advisory fees	13,224,817	735,840	254,366
Shareholder servicing fees (Note 7)	587,732	9,132	35,255
Distribution fees (Note 8)	268,372	8,777	3,169
Fund administration fees	873,322	46,114	33,603
Fund accounting fees	313,640	24,007	22,017
Transfer agent fees and expenses	387,768	15,184	13,996
Custody fees	969,532	33,716	20,763
Shareholder reporting fees	461,948	8,584	841
Trustees' fees and expenses	58,090	1,270	2,311
Trustees' deferred compensation (Note 3)	26,079	4,452	4,163
Auditing fees	9,427	9,426	9,127
Legal fees	4,258	1,653	1,567
Chief Compliance Officer fees	1,365	201	309
Offering costs - Advisor	-	-	-
Non-U.S. Taxes	-	1,076,043	-
Offering costs - Related Parties	-	-	-
Accrued other expenses	280,224	2,309	6,490
Total liabilities	94,797,316	4,058,554	11,286,257

Net Assets	$17,825,849,650	$931,629,166	$404,682,782
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	12,912,691,589	776,182,200	310,415,185
Total distributable earnings (accumulated deficit)	4,913,158,061	155,446,966	94,267,597
Net Assets	$17,825,849,650	$931,629,166	$404,682,782

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$1,221,441,956	$41,818,748	$14,963,373
Shares of beneficial interest issued and outstanding	57,584,331	2,455,209	697,575
Net asset value, offering and redemption price per share	$21.21	$17.03	$21.45

Institutional Class:
Net assets applicable to shares outstanding	$16,604,407,694	$889,810,418	$389,719,409
Shares of beneficial interest issued and outstanding	778,329,843	51,869,142	17,901,666
Net asset value, offering and redemption price per share	$21.33	$17.15	$21.77

See accompanying Notes to Financial Statements.

40

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2020 (Unaudited)

	WCM International Small Cap Growth Fund	WCM Small Cap Growth Fund	WCM Focused Small Cap Fund
Assets:
Investments, at cost	$280,811,964	$27,499,354	$59,607,546
Foreign currency, at cost	38,291	—	—
Investments, at value	$314,502,855	$29,280,368	$58,232,913
Foreign currency, at value	38,360	-	-
Receivables:
Investment securities sold	322,897	690,926	-
Fund shares sold	2,454,965	100,000	47,335
Dividends and interest	79,825	836	24,886
Due from Advisor	-	-	-
Offering costs	-	-	-
Prepaid expenses	43,414	32,932	111,438
Total assets	317,442,316	30,105,062	58,416,572

Liabilities:
Payables:
Investment securities purchased	2,952,109	-	-
Fund shares redeemed	74,372	-	30,010
Advisory fees	218,512	2,280	18,231
Shareholder servicing fees (Note 7)	2,678	4,925	2,290
Distribution fees (Note 8)	-	10	14
Fund administration fees	17,050	7,089	9,661
Fund accounting fees	18,293	8,465	10,745
Transfer agent fees and expenses	7,586	1,934	4,150
Custody fees	6,467	7,147	2,161
Shareholder reporting fees	410	288	1,523
Trustees' fees and expenses	1,791	1,425	1,307
Trustees' deferred compensation (Note 3)	4,232	955	961
Auditing fees	9,113	8,165	8,165
Legal fees	2,422	2,469	3,775
Chief Compliance Officer fees	1,494	466	466
Offering costs - Advisor	-	41,014	41,014
Non-U.S. Taxes	168,331	-	-
Offering costs - Related Parties	-	1,003	1,004
Accrued other expenses	3,911	1,145	1,353
Total liabilities	3,488,771	88,780	136,830

Net Assets	$313,953,545	$30,016,282	$58,279,742
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	268,478,064	27,815,273	59,979,708
Total distributable earnings (accumulated deficit)	45,475,481	2,201,009	(1,699,966)
Net Assets	$313,953,545	$30,016,282	$58,279,742

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$-	$43,785	$63,334
Shares of beneficial interest issued and outstanding	-	3,804	7,434
Net asset value, offering and redemption price per share	$-	$11.51	$8.52

Institutional Class:
Net assets applicable to shares outstanding	$313,953,545	$29,972,497	$58,216,408
Shares of beneficial interest issued and outstanding	13,999,304	2,598,942	6,810,290
Net asset value, offering and redemption price per share	$22.43	$11.53	$8.55

See accompanying Notes to Financial Statements.

41

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2020 (Unaudited)

	WCM China Quality Growth Fund	WCM Focused ESG Emerging Markets Fund	WCM Focused ESG International Fund
Assets:
Investments, at cost	$5,440,938	$882,748	$845,033
Foreign currency, at cost	—	2,398	1,982
Investments, at value	$6,697,087	$1,013,346	$947,186
Foreign currency, at value	-	2,398	1,978
Receivables:
Investment securities sold	-	-	-
Fund shares sold	25,000	-	-
Dividends and interest	3	376	651
Due from Advisor	27,413	26,752	26,897
Offering costs	4,497	4,497	4,497
Prepaid expenses	25,290	29,289	24,289
Total assets	6,779,290	1,076,658	1,005,498

Liabilities:
Payables:
Investment securities purchased	482,898	-	-
Fund shares redeemed	-	-	-
Advisory fees	-	-	-
Shareholder servicing fees (Note 7)	1,705	574	567
Distribution fees (Note 8)	8	3	3
Fund administration fees	5,374	5,254	5,254
Fund accounting fees	11,223	10,035	9,957
Transfer agent fees and expenses	7,885	7,887	7,887
Custody fees	810	355	300
Shareholder reporting fees	-	1,407	1,632
Trustees' fees and expenses	1,675	1,688	1,688
Trustees' deferred compensation (Note 3)	279	278	278
Auditing fees	8,066	8,067	8,067
Legal fees	269	-	-
Chief Compliance Officer fees	1,222	1,222	1,222
Offering costs - Advisor	40,076	40,076	40,076
Non-U.S. Taxes	-	320	-
Offering costs - Related Parties	3,001	3,002	3,001
Accrued other expenses	379	107	103
Total liabilities	564,870	80,275	80,035

Net Assets	$6,214,420	$996,383	$925,463
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	4,770,478	831,683	804,922
Total distributable earnings (accumulated deficit)	1,443,942	164,700	120,541
Net Assets	$6,214,420	$996,383	$925,463

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$69,679	$15,920	$12,382
Shares of beneficial interest issued and outstanding	4,576	1,199	1,000
Net asset value, offering and redemption price per share	$15.23	$13.28	$12.38

Institutional Class:
Net assets applicable to shares outstanding	$6,144,741	$980,463	$913,081
Shares of beneficial interest issued and outstanding	402,923	73,750	73,631
Net asset value, offering and redemption price per share	$15.25	$13.29	$12.40

See accompanying Notes to Financial Statements.

42

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2020 (Unaudited)

WCM Focused International Value Fund
Assets:
Investments, at cost	$769,312
Foreign currency, at cost	—
Investments, at value	$790,493
Foreign currency, at value	-
Receivables:
Investment securities sold	-
Fund shares sold	-
Dividends and interest	1,372
Due from Advisor	22,455
Offering costs	7,002
Prepaid expenses	27,007
Total assets	848,329

Liabilities:
Payables:
Investment securities purchased	40,229
Fund shares redeemed	-
Advisory fees	-
Shareholder servicing fees (Note 7)	294
Distribution fees (Note 8)	2
Fund administration fees	6,022
Fund accounting fees	4,158
Transfer agent fees and expenses	8,657
Custody fees	2,374
Shareholder reporting fees	892
Trustees' fees and expenses	1,823
Trustees' deferred compensation (Note 3)	89
Auditing fees	6,505
Legal fees	762
Chief Compliance Officer fees	1,019
Offering costs - Advisor	42,926
Non-U.S. Taxes	-
Offering costs - Related Parties	3,105
Accrued other expenses	719
Total liabilities	119,576

Net Assets	$728,753
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	706,294
Total distributable earnings (accumulated deficit)	22,459
Net Assets	$728,753

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$10,606
Shares of beneficial interest issued and outstanding	1,000
Net asset value, offering and redemption price per share	$10.61
Institutional Class:
Net assets applicable to shares outstanding	$718,147
Shares of beneficial interest issued and outstanding	67,645
Net asset value, offering and redemption price per share	$10.62

See accompanying Notes to Financial Statements.

43

STATEMENTS OF OPERATIONS

For the Six Months/Period Ended October 31, 2020 (Unaudited)

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $3,640,890, $209,601 and $51,906, respectively)	$49,894,168	$2,724,183	$1,010,303
Interest	69,299	2,123	919
Total investment income	49,963,467	2,726,306	1,011,222

Expenses:
Advisory fees	68,708,834	3,310,866	1,507,727
Shareholder servicing fees (Note 7)	7,353,715	247,145	209,358
Distribution fees (Note 8)	1,302,530	44,844	14,959
Fund administration fees	3,643,539	207,354	143,068
Fund accounting fees	712,321	71,982	60,350
Transfer agent fees and expenses	776,561	47,037	36,649
Custody fees	1,496,961	288,498	40,316
Shareholder reporting fees	697,151	41,255	17,916
Miscellaneous	339,890	33,733	18,504
Registration fees	222,670	30,870	30,352
Trustees' fees and expenses	113,674	7,188	6,791
Legal fees	33,984	4,053	3,785
Insurance fees	14,371	1,194	1,222
Auditing fees	9,427	9,426	9,426
Chief Compliance Officer fees	2,189	2,176	2,176
Offering costs	-	-	-

Total expenses	85,427,817	4,347,621	2,102,599
Advisory fees waived	-	(164,195)	(225,152)
Other expenses absorbed	-	-	-
Net expenses	85,427,817	4,183,426	1,877,447
Net investment income (loss)	(35,464,350)	(1,457,120)	(866,225)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	367,500,758	16,600,772 [1]	13,085,677
Foreign currency transactions	62,146	(132,279)	581
Net realized gain (loss)	367,562,904	16,468,493	13,086,258
Net change in unrealized appreciation/depreciation on:
Investments	2,811,212,687	143,567,752 [2]	52,577,903
Foreign currency translations	337,367	(2,389)	(558)
Net change in unrealized appreciation/depreciation	2,811,550,054	143,565,363	52,577,345
Net realized and unrealized gain (loss)	3,179,112,958	160,033,856	65,663,603

Net Increase (Decrease) in Net Assets from Operations	$3,143,648,608	$158,576,736	$64,797,378

[1]	Net of non-U.S. taxes $146,007.
[2]	Net of non-U.S. taxes $1,222,050.

See accompanying Notes to Financial Statements.

44

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended October 31, 2020 (Unaudited)

	WCM International Small Cap Growth Fund	WCM Small Cap Growth Fund	WCM Focused Small Cap Fund
Investment Income:
Dividends (net of foreign withholding taxes of $52,012, $0 and $0, respectively)	$413,384	$21,263	$100,607
Interest	644	38	164
Total investment income	414,028	21,301	100,771

Expenses:
Advisory fees	1,051,160	87,829	173,333
Shareholder servicing fees (Note 7)	67,917	7,947	15,882
Distribution fees (Note 8)	-	49	56
Fund administration fees	92,470	26,475	28,496
Fund accounting fees	50,489	25,997	23,770
Transfer agent fees and expenses	15,630	12,094	13,797
Custody fees	133,286	21,263	10,270
Shareholder reporting fees	7,514	4,449	3,188
Miscellaneous	9,780	2,256	2,020
Registration fees	15,558	17,733	13,910
Trustees' fees and expenses	6,229	4,772	4,724
Legal fees	3,780	12,527	10,794
Insurance fees	1,089	1,034	1,030
Auditing fees	9,416	8,165	8,165
Chief Compliance Officer fees	2,173	2,170	2,170
Offering costs	-	4,865	4,865

Total expenses	1,466,491	239,625	316,470
Advisory fees waived	(152,541)	(87,829)	(140,930)
Other expenses absorbed	-	(41,896)	-
Net expenses	1,313,950	109,900	175,540
Net investment income (loss)	(899,922)	(88,599)	(74,769)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	12,054,506	816,978	(165,186)
Foreign currency transactions	(10,943)	-	-
Net realized gain (loss)	12,043,563	816,978	(165,186)
Net change in unrealized appreciation/depreciation on:
Investments	27,763,889 [3]	1,770,453	(580,628)
Foreign currency translations	(3,045)	-	-
Net change in unrealized appreciation/depreciation	27,760,844	1,770,453	(580,628)
Net realized and unrealized gain (loss)	39,804,407	2,587,431	(745,814)

Net Increase (Decrease) in Net Assets from Operations	$38,904,485	$2,498,832	$(820,583)

[3]	Net of non-U.S. taxes $168,331.

See accompanying Notes to Financial Statements.

45

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended October 31, 2020 (Unaudited)

	WCM China Quality Growth Fund	WCM Focused ESG Emerging Markets Fund	WCM Focused ESG International Fund
Investment Income:
Dividends (net of foreign withholding taxes of $1,448, $347 and $229, respectively)	$23,963	$5,600	$5,437
Interest	12	3	3
Total investment income	23,975	5,603	5,440

Expenses:
Advisory fees	20,018	3,517	3,013
Shareholder servicing fees (Note 7)	2,989	526	530
Distribution fees (Note 8)	23	18	15
Fund administration fees	23,754	23,635	23,635
Fund accounting fees	25,835	22,438	22,533
Transfer agent fees and expenses	16,975	16,971	16,971
Custody fees	18,244	11,946	12,019
Shareholder reporting fees	2,690	2,690	2,690
Miscellaneous	2,079	2,079	2,079
Registration fees	21,203	22,203	22,203
Trustees' fees and expenses	4,537	4,537	4,537
Legal fees	8,136	6,363	6,363
Insurance fees	605	605	605
Auditing fees	8,067	8,067	8,067
Chief Compliance Officer fees	2,773	2,773	2,773
Offering costs	5,347	5,347	5,347

Total expenses	163,275	133,715	133,380
Advisory fees waived	(20,018)	(3,517)	(3,013)
Other expenses absorbed	(118,205)	(125,787)	(125,924)
Net expenses	25,052	4,411	4,443
Net investment income (loss)	(1,077)	1,192	997

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	187,651	31,286	16,531
Foreign currency transactions	(473)	77	21
Net realized gain (loss)	187,178	31,363	16,552
Net change in unrealized appreciation/depreciation on:
Investments	1,101,721	79,947 [4]	53,544
Foreign currency translations	-	(18)	(14)
Net change in unrealized appreciation/depreciation	1,101,721	79,929	53,530
Net increase from payment by affiliates	1,692	-	-
Net realized and unrealized gain (loss)	1,290,591	111,292	70,082

Net Increase (Decrease) in Net Assets from Operations	$1,289,514	$112,484	$71,079

[4]	Net of non-U.S. taxes $320.

See accompanying Notes to Financial Statements.

46

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended October 31, 2020 (Unaudited)

WCM Focused International Value Fund*
Investment Income:
Dividends (net of foreign withholding taxes of $277)	$2,569
Interest	1
Total investment income	2,570

Expenses:
Advisory fees	1,682
Shareholder servicing fees (Note 7)	294
Distribution fees (Note 8)	9
Fund administration fees	15,108
Fund accounting fees	7,194
Transfer agent fees and expenses	11,768
Custody fees	4,303
Shareholder reporting fees	3,313
Miscellaneous	2,901
Registration fees	15,584
Trustees' fees and expenses	3,058
Legal fees	6,398
Insurance fees	408
Auditing fees	6,505
Chief Compliance Officer fees	1,869
Offering costs	3,603

Total expenses	83,997
Advisory fees waived	(1,682)
Other expenses absorbed	(79,841)
Net expenses	2,474
Net investment income (loss)	96

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,029
Foreign currency transactions	150
Net realized gain (loss)	1,179
Net change in unrealized appreciation/depreciation on:
Investments	21,181
Foreign currency translations	3
Net change in unrealized appreciation/depreciation	21,184
Net increase from payment by affiliates	-
Net realized and unrealized gain (loss)	22,363

Net Increase (Decrease) in Net Assets from Operations	$22,459

*	Commencement of operations on June 29, 2020.

See accompanying Notes to Financial Statements.

47

WCM Focused International Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(35,464,350)	$20,906,019
Net realized gain on investments and foreign currency transactions	367,562,904	79,527,270
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,811,550,054	225,203,632
Net increase in net assets resulting from operations	3,143,648,608	325,636,921

Distributions to Shareholders:
Investor Class	-	(168,720)
Institutional Class	-	(23,781,630)
Total distributions to shareholders	-	(23,950,350)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	912,945,406	178,405,684
Institutional Class	3,454,129,491	6,441,297,811
Reinvestment of distributions:
Investor Class	-	168,028
Institutional Class	-	19,641,874
Cost of shares redeemed:
Investor Class[1]	(131,950,685)	(113,677,171)
Institutional Class[2]	(1,913,475,967)	(2,087,878,415)
Net increase in net assets from capital transactions	2,321,648,245	4,437,957,811

Total increase in net assets	5,465,296,853	4,739,644,382

Net Assets:
Beginning of period	12,360,552,797	7,620,908,415
End of period	$17,825,849,650	$12,360,552,797
Capital Share Transactions:
Shares sold:
Investor Class	47,987,021	10,315,753
Institutional Class	171,482,878	376,920,028
Shares reinvested:
Investor Class	—	9,217
Institutional Class	—	1,073,913
Shares redeemed:
Investor Class	(6,293,997)	(6,550,354)
Institutional Class	(97,185,236)	(121,642,457)
Net increase in capital share transactions	115,990,666	260,126,100

[1]	Net of redemption fees of $0 and $3, respectively.
[2]	Net of redemption fees of $2,199 and $4,650, respectively.

See accompanying Notes to Financial Statements.

48

WCM Focused Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(1,457,120)	$(193,742)
Net realized gain (loss) on investments and foreign currency transactions	16,468,493	(1,857,707)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	143,565,363	(10,982,085)
Net increase (decrease) in net assets resulting from operations	158,576,736	(13,033,534)

Distributions to Shareholders:
Investor Class	-	(37,834)
Institutional Class	-	(294,135)
Total distributions to shareholders	-	(331,969)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	11,875,267	24,692,635
Institutional Class	503,746,763	323,563,424
Reinvestment of distributions:
Investor Class	-	37,833
Institutional Class	-	187,710
Cost of shares redeemed:
Investor Class	(6,281,200)	(3,406,550)
Institutional Class	(78,739,209)	(46,649,231)
Net increase in net assets from capital transactions	430,601,621	298,425,821

Total increase in net assets	589,178,357	285,060,318

Net Assets:
Beginning of period	342,450,809	57,390,491
End of period	$931,629,166	$342,450,809
Capital Share Transactions:
Shares sold:
Investor Class	762,140	1,846,236
Institutional Class	32,184,796	24,637,488
Shares reinvested:
Investor Class	—	2,720
Institutional Class	—	13,427
Shares redeemed:
Investor Class	(398,840)	(263,693)
Institutional Class	(5,027,407)	(3,864,272)
Net increase in capital share transactions	27,520,689	22,371,906

See accompanying Notes to Financial Statements.

49

WCM Focused Global Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(866,225)	$(111,022)
Net realized gain on investments and foreign currency transactions	13,086,258	3,712,711
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	52,577,345	13,927,577
Net increase in net assets resulting from operations	64,797,378	17,529,266

Distributions to Shareholders:
Investor Class	-	(124,068)
Institutional Class	-	(2,410,321)
Total distributions to shareholders	-	(2,534,389)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	4,861,259	6,131,918
Institutional Class	167,241,126	191,662,248
Reinvestment of distributions:
Investor Class	-	124,068
Institutional Class	-	2,348,133
Cost of shares redeemed:
Investor Class	(889,039)	(2,134,564)
Institutional Class	(85,294,358)	(57,675,535)
Net increase in net assets from capital transactions	85,918,988	140,456,268

Total increase in net assets	150,716,366	155,451,145

Net Assets:
Beginning of period	253,966,416	98,515,271
End of period	$404,682,782	$253,966,416
Capital Share Transactions:
Shares sold:
Investor Class	230,498	355,498
Institutional Class	8,008,614	11,513,441
Shares reinvested:
Investor Class	—	7,053
Institutional Class	—	131,770
Shares redeemed:
Investor Class	(42,591)	(125,064)
Institutional Class	(4,009,288)	(3,314,054)
Net increase in capital share transactions	4,187,233	8,568,644

See accompanying Notes to Financial Statements.

50

WCM International Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(899,922)	$(228,507)
Net realized gain on investments and foreign currency transactions	12,043,563	1,058,673
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	27,760,844	4,779,575
Net increase in net assets resulting from operations	38,904,485	5,609,741

Capital Transactions:
Net proceeds from shares sold:
Institutional class	203,261,857	94,116,378
Cost of shares redeemed:
Institutional class	(14,717,279)	(25,143,480)
Net increase in net assets from capital transactions	188,544,578	68,972,898

Total increase in net assets	227,449,063	74,582,639

Net Assets:
Beginning of period	86,504,482	11,921,843
End of period	$313,953,545	$86,504,482
Capital Share Transactions:
Shares sold:
Institutional class	9,519,598	5,855,582
Shares redeemed:
Institutional class	(670,072)	(1,471,335)
Net increase in capital share transactions	8,849,526	4,384,247

See accompanying Notes to Financial Statements.

51

WCM Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2020 (Unaudited)	For the Period October 30, 2019* through April 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(88,599)	$(11,976)
Net realized gain (loss) on investments	816,978	(298,211)
Net change in unrealized appreciation/depreciation on investments	1,770,453	10,561
Net increase (decrease) in net assets resulting from operations	2,498,832	(299,626)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	5,032	35,000
Institutional Class	22,585,216	5,337,749
Cost of shares redeemed:
Institutional Class	(96,206)	(49,715)
Net increase in net assets from capital transactions	22,494,042	5,323,034

Total increase in net assets	24,992,874	5,023,408

Net Assets:
Beginning of period	5,023,408	-
End of period	$30,016,282	$5,023,408
Capital Share Transactions:
Shares sold:
Investor Class	470	3,334
Institutional Class	2,069,983	543,229
Shares redeemed:
Institutional Class	(9,092)	(5,178)
Net increase in capital share transactions	2,061,361	541,385

*	Commencement of operations.

See accompanying Notes to Financial Statements.

52

WCM Focused Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2020 (Unaudited)	For the Period October 30, 2019* through April 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(74,769)	$(2,410)
Net realized loss on investments	(165,186)	(83,496)
Net change in unrealized appreciation/depreciation on investments	(580,628)	(794,005)
Net decrease in net assets resulting from operations	(820,583)	(879,911)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	37,500	88,750
Institutional Class	55,117,685	5,569,513
Cost of shares redeemed:
Investor Class	(1,323)	(35,014)
Institutional Class	(796,875)	-
Net increase in net assets from capital transactions	54,356,987	5,623,249

Total increase in net assets	53,536,404	4,743,338

Net Assets:
Beginning of period	4,743,338	-
End of period	$58,279,742	$4,743,338
Capital Share Transactions:
Shares sold:
Investor Class	4,082	8,594
Institutional Class	6,290,265	610,500
Shares redeemed:
Investor Class	(160)	(5,082)
Institutional Class	(90,475)	-
Net increase in capital share transactions	6,203,712	614,012

*	Commencement of operations.

See accompanying Notes to Financial Statements.

53

WCM China Quality Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2020 (Unaudited)	For the Period March 31, 2020* through April 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(1,077)	$(1,723)
Net realized gain (loss) on investments and foreign currency transactions	187,178	(888)
Net change in unrealized appreciation/depreciation on investments	1,101,721	154,428
Net increase from payment by affiliates	1,692	-
Net increase in net assets resulting from operations	1,289,514	151,817

Capital Transactions:
Net proceeds from shares sold:
Investor Class	55,000	10,000
Institutional Class	2,472,189	2,240,000
Cost of shares redeemed:
Institutional Class	(4,100)	-
Net increase in net assets from capital transactions	2,523,089	2,250,000

Total increase in net assets	3,812,603	2,401,817

Net Assets:
Beginning of period	2,401,817	-
End of period	$6,214,420	$2,401,817
Capital Share Transactions:
Shares sold:
Investor Class	3,576	1,000
Institutional Class	178,714	224,484
Shares redeemed:
Institutional Class	(275)	-
Net increase in capital share transactions	182,015	225,484

*	Commencement of operations.

See accompanying Notes to Financial Statements.

54

WCM Focused ESG Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2020 (Unaudited)	For the Period March 31, 2020* through April 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,192	$1,641
Net realized gain (loss) on investments and foreign currency transactions	31,363	(44)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	79,929	50,348
Net increase in net assets resulting from operations	112,484	51,945

Capital Transactions:
Net proceeds from shares sold:
Investor Class	2,500	10,000
Institutional Class	299,454	520,000
Net increase in net assets from capital transactions	301,954	530,000

Total increase in net assets	414,438	581,945

Net Assets:
Beginning of period	581,945	-
End of period	$996,383	$581,945
Capital Share Transactions:
Shares sold:
Investor Class	199	1,000
Institutional Class	21,819	51,931
Net increase in capital share transactions	22,018	52,931

*	Commencement of operations.

See accompanying Notes to Financial Statements.

55

WCM Focused ESG International Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2020 (Unaudited)	For the Period March 31, 2020* through April 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$997	$559
Net realized gain on investments and foreign currency transactions	16,552	5
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	53,530	48,620
Net increase in net assets resulting from operations	71,079	49,184

Capital Transactions:
Net proceeds from shares sold:
Investor Class	-	10,000
Institutional Class	247,200	548,000
Net increase in net assets from capital transactions	247,200	558,000

Total increase in net assets	318,279	607,184

Net Assets:
Beginning of period	607,184	-
End of period	$925,463	$607,184
Capital Share Transactions:
Shares sold:
Investor Class	-	1,000
Institutional Class	19,024	54,607
Net increase in capital share transactions	19,024	55,607

*	Commencement of operations.

See accompanying Notes to Financial Statements.

56

WCM Focused International Value Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period June 29, 2020* through October 31, 2020 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$96
Net realized gain on investments and foreign currency transactions	1,179
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	21,184
Net increase in net assets resulting from operations	22,459

Capital Transactions:
Net proceeds from shares sold:
Investor Class	10,000
Institutional Class	746,525
Cost of shares redeemed:
Institutional Class	(50,231)
Net increase in net assets from capital transactions	706,294

Total increase in net assets	728,753

Net Assets:
Beginning of period	-
End of period	$728,753
Capital Share Transactions:
Shares sold:
Investor Class	1,000
Institutional Class	72,262
Shares redeemed:
Institutional Class	(4,617)
Net increase in capital share transactions	68,645

*	Commencement of operations.

See accompanying Notes to Financial Statements.

57

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended April 30,
	2020 (Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$17.10	$16.51	$15.87	$13.84	$12.25	$12.76
Income from Investment Operations:
Net investment income (loss)[1]	(0.07)	-	0.03	0.03	0.05	0.05
Net realized and unrealized gain (loss)	4.18	0.60	1.15	2.04	1.77	(0.45)
Total from investment operations	4.11	0.60	1.18	2.07	1.82	(0.40)

Less Distributions:
From net investment income	-	(0.01)	(0.01)	(0.04)	(0.04)	- [2]
From net realized gain	-	-	(0.53)	- [2]	(0.19)	(0.11)
Total distributions	-	(0.01)	(0.54)	(0.04)	(0.23)	(0.11)

Redemption fee proceeds[1]	-	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$21.21	$17.10	$16.51	$15.87	$13.84	$12.25

Total return[3]	24.04%[4]	3.64%	7.99%	14.98%	15.11%	(3.11)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,221,442	$271,693	$200,100	$162,025	$122,225	$63,619

Ratio of expenses to average net assets	1.29%[5]	1.26%	1.24%	1.30%	1.27%	1.28%
Ratio of net investment income (loss) to average net assets	(0.67)%[5]	(0.01)%	0.17%	0.21%	0.41%	0.40%

Portfolio turnover rate	10%[4]	20%	21%	26%	21%	26%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

58

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended April 30,
	2020 (Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$17.17	$16.58	$15.94	$13.89	$12.29	$12.81
Income from Investment Operations:
Net investment income (loss) [1]	(0.04)	0.04	0.06	0.07	0.08	0.08
Net realized and unrealized gain (loss)	4.20	0.59	1.16	2.05	1.77	(0.45)
Total from investment operations	4.16	0.63	1.22	2.12	1.85	(0.37)

Less Distributions:
From net investment income	-	(0.04)	(0.05)	(0.07)	(0.06)	(0.04)
From net realized gain	-	-	(0.53)	- [2]	(0.19)	(0.11)
Total distributions	-	(0.04)	(0.58)	(0.07)	(0.25)	(0.15)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$21.33	$17.17	$16.58	$15.94	$13.89	$12.29

Total return[3]	24.23%[4]	3.79%	8.25%	15.30%	15.38%	(2.91)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,604,408	$12,088,860	$7,420,808	$5,576,795	$3,664,917	$2,218,130

Ratio of expenses to average net assets	1.04%[5]	1.04%	1.03%	1.05%	1.02%	1.03%
Ratio of net investment income (loss) to average net assets	(0.42)%[5]	0.21%	0.38%	0.46%	0.66%	0.64%

Portfolio turnover rate	10%[4]	20%	21%	26%	21%	26%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

59

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended April 30,
	2020 (Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.71	$12.91	$12.43	$10.28	$9.44	$9.83
Income from Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.05)	0.14	0.13	0.11	0.07
Net realized and unrealized gain (loss)	4.37	(0.10)	0.42	2.11	0.80	(0.43)
Net increase from payment by affiliates	-	-	- [2]	-	-	-
Total from investment operations	4.32	(0.15)	0.56	2.24	0.91	(0.36)

Less Distributions:
From net investment income	-	(0.03)	(0.08)	(0.09)	(0.07)	(0.03)
From net realized gain	-	(0.02)	-	-	-	-
Total distributions	-	(0.05)	(0.08)	(0.09)	(0.07)	(0.03)

Redemption fee proceeds[1]	-	-	- [2]	- [2]	- [2]	-
Net asset value, end of period	$17.03	$12.71	$12.91	$12.43	$10.28	$9.44

Total return[3]	33.99%[4]	(1.17)%	4.64%[5]	21.87%	9.71%	(3.69)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$41,819	$26,583	$6,540	$8,950	$6,955	$5,671

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.55%[6]	1.69%	2.05%	2.26%	2.59%	3.16%
After fees waived and expenses absorbed	1.50%[6]	1.49%	0.00%	0.00%	0.00%	0.29%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.73)%[6]	(0.59)%	(0.88)%	(1.17)%	(1.47)%	(2.10)%
After fees waived and expenses absorbed	(0.68)%[6]	(0.39)%	1.17%	1.09%	1.12%	0.77%

Portfolio turnover rate	14%[4]	23%	48%	47%	50%	49%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $327 for losses from a trade error. Payments had no impact to the total return.
[6]	Annualized.

See accompanying Notes to Financial Statements.

60

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended April 30,
	2020 (Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.78	$12.96	$12.47	$10.32	$9.47	$9.87
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.02)	0.14	0.13	0.11	0.07
Net realized and unrealized gain (loss)	4.40	(0.11)	0.43	2.11	0.81	(0.43)
Net increase from payment by affiliates	-	-	- [2]	-	-	-
Total from investment operations	4.37	(0.13)	0.57	2.24	0.92	(0.36)

Less Distributions:
From net investment income	-	(0.03)	(0.08)	(0.09)	(0.07)	(0.04)
From net realized gain	-	(0.02)	-	-	-	-
Total distributions	-	(0.05)	(0.08)	(0.09)	(0.07)	(0.04)

Redemption fee proceeds[1]	-	-	- [2]	-	-	-
Net asset value, end of period	$17.15	$12.78	$12.96	$12.47	$10.32	$9.47

Total return[3]	34.19%[4]	(1.01)%	4.70%[5]	21.79%	9.79%	(3.65)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$889,810	$315,868	$50,850	$22,251	$19,758	$10,989

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.30%[6]	1.45%	1.80%	2.01%	2.34%	2.91%
After fees waived and expenses absorbed	1.25%[6]	1.25%	0.00%	0.00%	0.00%	0.24%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.48)%[6]	(0.35)%	(0.63)%	(0.92)%	(1.22)%	(1.85)%
After fees waived and expenses absorbed	(0.43)%[6]	(0.15)%	1.17%	1.09%	1.12%	0.82%

Portfolio turnover rate	14%[4]	23%	48%	47%	50%	49%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $327 for losses from a trade error. Payments had no impact to the total return.
[6]	Annualized.

See accompanying Notes to Financial Statements.

61

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended April 30,
	2020 (Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$17.39	$16.68	$14.96	$13.00	$12.80	$12.54
Income from Investment Operations:
Net investment income (loss)[1]	(0.08)	(0.05)	(0.08)	(0.04)	0.17	0.02
Net realized and unrealized gain	4.14	1.08	2.21	2.22	1.52	0.29
Total from investment operations	4.06	1.03	2.13	2.18	1.69	0.31

Less Distributions:
From net investment income	-	-	-	(0.04)	(0.25)	-
From net realized gain	-	(0.32)	(0.41)	(0.18)	(1.25)	(0.05)
Total distributions	-	(0.32)	(0.41)	(0.22)	(1.50)	(0.05)

Redemption fee proceeds[1]	-	-	- [2]	- [2]	0.01	- [2]
Net asset value, end of period	$21.45	$17.39	$16.68	$14.96	$13.00	$12.80

Total return[3]	23.35%[4]	6.15%	14.59%	16.81%	14.40%	2.45%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,963	$8,865	$4,541	$3,540	$2,526	$345

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.43%[5]	1.50%	1.73%	2.29%	5.52%	2.28%
After fees waived and expenses absorbed	1.30%[5]	1.28%	1.40%	1.40%	0.00%	0.83%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.86)%[5]	(0.52)%	(0.83)%	(1.13)%	(4.22)%	(1.28)%
After fees waived and expenses absorbed	(0.73)%[5]	(0.30)%	(0.50)%	(0.24)%	1.30%	0.17%

Portfolio turnover rate	17%[4]	37%	48%	38%	46%	233%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

62

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,	For the Year Ended April 30,
	2020 (Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$17.63	$16.87	$15.06	$13.05	$12.85	$12.57
Income from Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.01)	(0.04)	- [2]	0.16	0.04
Net realized and unrealized gain	4.19	1.09	2.25	2.23	1.55	0.29
Total from investment operations	4.14	1.08	2.21	2.23	1.71	0.33

Less Distributions:
From net investment income	-	-	-	(0.04)	(0.26)	-
From net realized gain	-	(0.32)	(0.41)	(0.18)	(1.25)	(0.05)
Total distributions	-	(0.32)	(0.41)	(0.22)	(1.51)	(0.05)

Redemption fee proceeds[1]	-	-	0.01	- [2]	- [2]	-
Net asset value, end of period	$21.77	$17.63	$16.87	$15.06	$13.05	$12.85

Total return[3]	23.48%[4]	6.38%	15.09%	17.13%	14.35%	2.69%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$389,719	$245,101	$93,974	$32,124	$11,760	$386

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.18%[5]	1.27%	1.48%	2.04%	5.27%	1.90%
After fees waived and expenses absorbed	1.05%[5]	1.05%	1.15%	1.15%	0.00%	0.69%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.61)%[5]	(0.29)%	(0.58)%	(0.88)%	(3.97)%	(0.90)%
After fees waived and expenses absorbed	(0.48)%[5]	(0.07)%	(0.25)%	0.01%	1.30%	0.31%

Portfolio turnover rate	17%[4]	37%	48%	38%	46%	233%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

63

WCM International Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2020	For the Year Ended April 30,				For the Period November 30, 2015* through April 30,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$16.80	$15.57	$14.79	$11.58	$10.08	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.09)	(0.10)	(0.09)	(0.05)	(0.02)	(0.01)
Net realized and unrealized gain	5.72	1.33	1.37	3.41	1.51	0.15
Net increase from payment by affiliates	-	-	-	-	0.01	-
Total from investment operations	5.63	1.23	1.28	3.36	1.50	0.14

Less Distributions:
From net investment income	-	-	-	-	-	(0.06)
From net realized gain	-	-	(0.50)	(0.15)	-	-
Total distributions	-	-	(0.50)	(0.15)	-	(0.06)

Redemption fee proceeds[1]	-	-	- [2]	- [2]	-	-
Net asset value, end of period	$22.43	$16.80	$15.57	$14.79	$11.58	$10.08

Total return[3]	33.51%[4]	7.90%	9.29%	29.18%	14.88%[5]	1.39%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$313,954	$86,504	$11,922	$2,705	$1,755	$624

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.40%[6]	1.79%	4.34%	11.35%	19.60%	39.92%[6]
After fees waived and expenses absorbed	1.25%[6]	1.25%	1.40%	1.40%	1.40%	1.40%[6]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.00)%[6]	(1.17)%	(3.55)%	(10.33)%	(18.43)%	(38.75)%[6]
After fees waived and expenses absorbed	(0.85)%[6]	(0.63)%	(0.61)%	(0.38)%	(0.23)%	(0.23)%[6]

Portfolio turnover rate	33%[4]	67%	81%	58%	59%	18%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $1,927 for losses from a trade error. Payments had impact of 0.10% to the total return.
[6]	Annualized.

See accompanying Notes to Financial Statements.

64

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2020	For the Period October 30, 2019* through April 30,
	(Unaudited)	2020
Net asset value, beginning of period	$9.27	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.07)	(0.05)
Net realized and unrealized gain (loss)	2.31	(0.68)
Total from investment operations	2.24	(0.73)
Net asset value, end of period	$11.51	$9.27

Total return[2]	24.16%[3]	(7.30)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$44	$31

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.97%[4]	10.10%[4]
After fees waived and expenses absorbed	1.50%[4]	1.50%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(2.73)%[4]	(9.69)%[4]
After fees waived and expenses absorbed	(1.26)%[4]	(1.09)%[4]

Portfolio turnover rate	25%[3]	51%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

65

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2020	For the Period October 30, 2019* through April 30,
	(Unaudited)	2020
Net asset value, beginning of period	$9.28	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.06)	(0.04)
Net realized and unrealized gain (loss)	2.31	(0.68)
Total from investment operations	2.25	(0.72)
Net asset value, end of period	$11.53	$9.28

Total return[2]	24.25%[3]	(7.20)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$29,972	$4,993

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.72%[4]	9.85%[4]
After fees waived and expenses absorbed	1.25%[4]	1.25%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(2.48)%[4]	(9.43)%[4]
After fees waived and expenses absorbed	(1.01)%[4]	(0.83)%[4]

Portfolio turnover rate	25%[3]	51%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

66

WCM Focused Small Cap Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2020	For the Period October 30, 2019* through April 30,
	(Unaudited)	2020
Net asset value, beginning of period	$7.71	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.03)	(0.02)
Net realized and unrealized gain (loss)	0.84	(2.27)
Total from investment operations	0.81	(2.29)
Net asset value, end of period	$8.52	$7.71

Total return[2]	10.51%[3]	(22.90)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$63	$27

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.07%[4]	15.49%[4]
After fees waived and expenses absorbed	1.26%[4]	1.50%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.49)%[4]	(14.51)%[4]
After fees waived and expenses absorbed	(0.68)%[4]	(0.52)%[4]

Portfolio turnover rate	17%[3]	5%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

67

WCM Focused Small Cap Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2020	For the Period October 30, 2019* through April 30,
	(Unaudited)	2020
Net asset value, beginning of period	$7.73	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.02)	(0.01)
Net realized and unrealized gain (loss)	0.84	(2.26)
Total from investment operations	0.82	(2.27)
Net asset value, end of period	$8.55	$7.73

Total return[2]	10.61%[3]	(22.70)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$58,216	$4,716

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.82%[4]	15.24%[4]
After fees waived and expenses absorbed	1.01%[4]	1.25%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.24)%[4]	(14.26)%[4]
After fees waived and expenses absorbed	(0.43)%[4]	(0.27)%[4]

Portfolio turnover rate	17%[3]	5%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

68

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2020	For the Period March 31, 2020* through April 30,
	(Unaudited)	2020
Net asset value, beginning of period	$10.65	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.02)	(0.01)
Net realized and unrealized gain	4.59	0.66
Net increase from payments by affiliates (Note 3)	0.01	-
Total from investment operations	4.58	0.65
Net asset value, end of period	$15.23	$10.65

Total return[2]	43.00%[3]	6.50%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$70	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	8.40%[4]	18.03%[4]
After fees waived and expenses absorbed	1.50%[4]	1.50%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(7.20)%[4]	(17.69)%[4]
After fees waived and expenses absorbed	(0.30)%[4]	(1.16)%[4]

Portfolio turnover rate	14%[3]	-%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

69

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2020	For the Period March 31, 2020* through April 30,
	(Unaudited)	2020
Net asset value, beginning of period	$10.65	$10.00
Income from Investment Operations:
Net investment loss[1]	(-)[2]	(0.01)
Net realized and unrealized gain	4.59	0.66
Net increase from payments by affiliates (Note 3)	0.01	-
Total from investment operations	4.60	0.65
Net asset value, end of period	$15.25	$10.65

Total return[3]	43.19%[4]	6.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,145	$2,391

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	8.15%[5]	17.78%[5]
After fees waived and expenses absorbed	1.25%[5]	1.25%[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(6.95)%[5]	(17.42)%[5]
After fees waived and expenses absorbed	(0.05)%[5]	(0.89)%[5]

Portfolio turnover rate	14%[4]	-%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

70

WCM Focused ESG Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2020	For the Period March 31, 2020* through April 30,
	(Unaudited)	2020
Net asset value, beginning of period	$10.99	$10.00
Income from Investment Operations:
Net investment income[1]	0.01	0.03
Net realized and unrealized gain	2.28	0.96
Total from investment operations	2.29	0.99
Net asset value, end of period	$13.28	$10.99

Total return[2]	20.73%[3]	10.00%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	38.29%[4]	71.14%[4]
After fees waived and expenses absorbed	1.50%[4]	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(36.69)%[4]	(66.39)%[4]
After fees waived and expenses absorbed	0.10%[4]	3.25%[4]

Portfolio turnover rate	17%[3]	6%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

71

WCM Focused ESG Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2020	For the Period March 31, 2020* through April 30,
	(Unaudited)	2020
Net asset value, beginning of period	$10.99	$10.00
Income from Investment Operations:
Net investment income[1]	0.02	0.03
Net realized and unrealized gain	2.28	0.96
Total from investment operations	2.30	0.99
Net asset value, end of period	$13.29	$10.99

Total return[2]	20.71%[3]	10.10%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$980	$571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	38.04%[4]	70.89%[4]
After fees waived and expenses absorbed	1.25%[4]	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(36.44)%[4]	(66.08)%[4]
After fees waived and expenses absorbed	0.35%[4]	3.56%[4]

Portfolio turnover rate	17%[3]	6%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

72

WCM Focused ESG International Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2020	For the Period March 31, 2020* through April 30,
	(Unaudited)	2020
Net asset value, beginning of period	$10.92	$10.00
Income from Investment Operations:
Net investment income[1]	- [2]	0.01
Net realized and unrealized gain	1.46	0.91
Total from investment operations	1.46	0.92
Net asset value, end of period	$12.38	$10.92

Total return[3]	13.27%[4]	9.30%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	37.89%[5]	69.30%[5]
After fees waived and expenses absorbed	1.50%[5]	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(36.36)%[5]	(66.82)%[5]
After fees waived and expenses absorbed	0.03%[5]	0.98%[5]

Portfolio turnover rate	11%[4]	9%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

73

WCM Focused ESG International Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2020	For the Period March 31, 2020* through April 30,
	(Unaudited)	2020
Net asset value, beginning of period	$10.92	$10.00
Income from Investment Operations:
Net investment income[1]	0.02	0.01
Net realized and unrealized gain	1.46	0.91
Total from investment operations	1.48	0.92
Net asset value, end of period	$12.40	$10.92

Total return[2]	13.45%[3]	9.30%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$913	$596

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	37.64%[4]	69.05%[4]
After fees waived and expenses absorbed	1.25%[4]	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(36.11)%[4]	(66.62)%[4]
After fees waived and expenses absorbed	0.28%[4]	1.18%[4]

Portfolio turnover rate	11%[3]	9%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

74

WCM Focused International Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period June 29, 2020* through October 31,
2020 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)
Net realized and unrealized gain	0.62
Total from investment operations	0.61
Net asset value, end of period	$10.61

Total return[2]	6.10%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	42.67%[4]
After fees waived and expenses absorbed	1.50%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(41.37)%[4]
After fees waived and expenses absorbed	(0.20)%[4]

Portfolio turnover rate	2%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

75

WCM Focused International Value Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period June 29, 2020* through October 31,
2020 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	- [2]
Net realized and unrealized gain	0.62
Total from investment operations	0.62
Net asset value, end of period	$10.62

Total return[3]	6.20%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$718

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	42.42%[5]
After fees waived and expenses absorbed	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(41.12)%[5]
After fees waived and expenses absorbed	0.05%[5]

Portfolio turnover rate	2%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

76

WCM Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (Unaudited)

Note 1 – Organization

WCM Focused International Growth Fund (‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), WCM Focused Global Growth Fund (“Global Growth” or “Global Growth Fund”), WCM International Small Cap Growth Fund (the ‘‘International Small Cap Growth” or “International Small Cap Growth Fund”), WCM Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), WCM Focused Small Cap Fund (“Small Cap” or “Small Cap Fund”), WCM China Quality Growth Fund (“China Quality Growth” or “China Quality Growth Fund”), WCM Focused ESG International Fund (”ESG International” or “ESG International Fund”), ESG Emerging Markets Fund (”ESG Emerging Markets” or “ESG Emerging Markets Fund”), and Focused International Value Fund (“International Value” or “International Value Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund, Small Cap Growth Fund, Small Cap Fund, ESG International Fund and International Value Fund are diversified Funds. The China Quality Growth Fund and ESG Emerging Markets Fund are non-diversified Funds.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	Institutional Class	Investor Class
International Growth Fund	Provide long-term capital appreciation	5/31/2011	8/31/2011
Emerging Markets Fund	Provide long-term capital appreciation	6/28/2013	6/28/2013
Global Growth Fund	Provide long-term capital appreciation	6/28/2013	6/28/2013
International Small Cap Growth Fund	Provide long-term capital appreciation	11/30/2015	-
Small Cap Growth Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019
Small Cap Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019
China Quality Growth Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
ESG Emerging Markets Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
ESG International Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
International Value Fund	Provide long-term capital appreciation	6/29/2020	6/29/2020

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

77

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Participation certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Investments in an open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at part and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The China Quality Growth, ESG International, and ESG Emerging Markets Funds incurred offering costs of approximately $10,605, $10,605, and $10,605, respectively, which are being amortized over a one-year period from March 31, 2020 (commencement of operations).

78

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

The International Value Fund incurred offering costs of approximately $11,332, which are being amortized over a one-year period from June 29, 2020 (commencement of operations).

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(e) Participation Certificates

The Funds may invest in participation certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These participation certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with participation certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s participation certificates are not subject to any master netting agreement.

79

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

At October 31, 2020 Emerging Markets Fund, International Small Cap and China Quality Growth Fund had unrealized appreciation (depreciation) of $496,484, $(1,161,382), and $7,328 respectively, as a result of its investments in these financial instruments. The aggregate market values of these certificates for Emerging Markets, International Small Cap and China Quality Growth Fund represented 2.04%, 1.93%, 4.16%, respectively, of the total market value of investments at October 31, 2020.

(f) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended April 30, 2017-2020 for the International Growth, Emerging Markets, Global Growth and International Small Cap Growth, and for the periods ending April 30, 2020 for the Small Cap Growth, Small Cap, China Quality Growth, ESG International, ESG Emerging Markets, and International Value Fund, and as of and during the six months ended October 31, 2020 the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Certain funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

80

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

(h) Illiquid Securities.

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into Investment Advisory Agreements (the “Agreements”) with WCM Investment Management (the “Advisor”). Under the terms of the Agreements, the International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund, Small Cap Growth Fund, Small Cap Fund, China Quality Growth Fund, ESG Emerging Markets Fund, ESG International Fund, and International Value Fund, pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. These agreements are in effect until August 31, 2021 for the International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund and August 31, 2030 for the Small Cap Growth Fund, Small Cap Fund, China Quality Growth Fund, ESG Emerging Markets Fund, ESG International Fund, International Value Fund, and they may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Investment	Total Limit on Annual	Total Limit on Annual
	Advisory	Operating Expenses	Operating Expenses
	Fees	Investor Class†	Institutional Class†
International Growth Fund	0.85%	1.50%	1.25%
Emerging Markets Fund	1.00%	1.50%	1.25%
Global Growth Fund	0.85%	1.30%	1.05%
International Small Cap Growth Fund	1.00%	-	1.25%
Small Cap Growth Fund	1.00%	1.50%	1.25%
Small Cap Fund	1.00%	1.25%*	1.00%*
China Quality Growth Fund	1.00%	1.50%	1.25%
ESG Emerging Markets Fund	1.00%	1.50%	1.25%
ESG International Fund	0.85%	1.50%	1.25%
International Value Fund	0.85%	1.50%	1.25%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
*	Prior to July 1, 2020, the annual operating expenses limit for Small Cap Fund was 1.50% for Investor Class and 1.25% for Institutional Class.

81

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

The table below contains the advisory fees waived and absorbed other expenses for the periods ended October 31, 2020:

Advisory Fees Waived and
Other Expenses Absorbed
International Growth Fund	$-
Emerging Markets Fund	164,195
Global Growth Fund	225,152
International Small Cap Growth Fund	152,541
Small Cap Growth Fund	129,725
Small Cap Fund	140,930
China Quality Growth Fund	138,223
ESG Emerging Markets Fund	129,304
ESG International Fund	128,937
International Value Fund	81,523

The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment, or for Small Cap Growth, Small Cap, China Quality Growth, ESG Emerging Markets, ESG International, and International Value Funds three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

The Advisor may recapture all or a portion of these amounts no later than April 30, of the years stated below. The total is the amount of these potentially recoverable expenses as of October 31, 2020.

	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
2021	$-	$192,464	$218,085
2022	-	194,149	232,018
2023	225,653	313,198	192,336
2024	164,195	225,152	152,541
Total	$389,848	$924,963	$794,980

	Small Cap Growth Fund	Small Cap Fund	China Quality Growth Fund
2023	$122,609	$123,415	$32,031
2024	129,725	140,930	138,223
Total	$252,334	$264,345	$170,254

82

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

	ESG Emerging Markets Fund	ESG International Fund	International Value Fund
2023	$32,187	$32,114	$-
2024	129,304	128,937	81,523
Total	$161,491	$161,051	$81,523

The Advisor reimbursed the China Quality Growth Fund $1,692 for losses from a trade error during the period ended October 31, 2020. This amount is reported on the Fund’s Statements of Changes and Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had a positive 0.09% impact to the total return.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the periods ended October 31, 2020 are reported on the Statements of Operations.

Natixis Distribution, L.P., an affiliate of the Advisor, serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the periods ended October 31, 2020, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and are disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the periods ended October 31, 2020, are reported on the Statements of Operations.

83

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

Note 4 – Federal Income Taxes

At October 31, 2020, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Cost of investments	$13,157,699,215	$787,141,251	$329,596,927

Gross unrealized appreciation	$5,045,393,148	$170,179,626	$84,764,314
Gross unrealized depreciation	(378,927,011)	(25,683,365)	(4,425,412)
Net unrealized appreciation (depreciation) on investments	$4,666,466,137	$144,496,261	$80,338,902

	International Small Cap Growth Fund	Small Cap Growth Fund	Small Cap Fund
Cost of investments	$280,811,964	$27,530,849	$59,609,016

Gross unrealized appreciation	$46,929,097	$3,372,602	$2,219,301
Gross unrealized depreciation	(13,238,206)	(1,623,083)	(3,595,404)
Net unrealized appreciation (depreciation) on investments	$33,690,891	$1,749,519	$(1,376,103)

	China Quality Growth Fund	ESG Emerging Markets Fund	ESG International Fund
Cost of investments	$5,440,938	$882,786	$845,051

Gross unrealized appreciation	$1,321,770	$152,430	$126,046
Gross unrealized depreciation	(65,621)	(21,870)	(23,911)
Net unrealized appreciation (depreciation) on investments	$1,256,149	$130,560	$102,135

84

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

International Value Fund
Cost of investments	$769,312

Gross unrealized appreciation	$52,241
Gross unrealized depreciation	(31,060)
Net unrealized appreciation (depreciation) on investments	$21,181

The differences between cost amounts for financial statement and federal income tax purposes are due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of April 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Undistributed ordinary income	$12,092,088	$-	$-
Undistributed long-term capital gains	-	-	2,033,706
Tax accumulated earnings	12,092,088	-	2,033,706

Accumulated capital and other losses	(78,751,023)	(2,412,685)	(56,966)
Unrealized appreciation (depreciation) on foreign currency	226,126	(1,150)	1,232
Unrealized appreciation on investments	1,835,961,021	(712,529)	27,495,681
Deferred compensation	(18,758)	(3,406)	(3,435)
Total accumulated earnings	$1,769,509,454	$(3,129,770)	$29,470,218

85

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

	International Small Cap Growth Fund	Small Cap Growth Fund	Small Cap Fund
Undistributed ordinary income	$-	$-	$-
Undistributed long-term capital gains	1,310,312	-	-
Tax accumulated earnings	1,310,312	-	-

Accumulated capital and other losses	(97,912)	(276,318)	(83,337)
Unrealized appreciation (depreciation) on foreign currency	3,835	-	-
Unrealized appreciation on investments	5,358,077	(20,934)	(795,475)
Deferred compensation	(3,316)	(571)	(571)
Total accumulated earnings	$6,570,996	$(297,823)	$(879,383)

	China Quality Growth Fund	ESG Emerging Markets Fund	ESG International Fund
Undistributed ordinary income	$-	$2,114	$860
Undistributed long-term capital gains	-	-	-
Tax accumulated earnings	-	2,114	860

Accumulated capital and other losses	-	(208)	-
Unrealized appreciation (depreciation) on foreign currency	-	17	11
Unrealized appreciation on investments	154,428	50,293	48,591
Deferred compensation	-	-	-
Total accumulated earnings	$154,428	$52,216	$49,462

86

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

The tax character of the distributions paid during the fiscal years ended April 30, 2020 and April 30, 2019, for the International Growth Fund, Emerging Markets Fund, Global Growth Fund, and International Small Cap Growth Fund were as follows:

	International Growth Fund		Emerging Markets Fund
Distributions paid from:	2020	2019	2020	2019
Ordinary Income	$23,950,350	$28,843,574	$211,608	$375,679
Net long-term capital gains	-	215,053,926	120,361	-
Total distributions paid	$23,950,350	$243,897,500	$331,969	$375,679

	Global Growth Fund		International Small Cap Growth Fund
Distributions paid from:	2020	2019	2020	2019
Ordinary Income	$-	$164,717	$-	$138,803
Net long-term capital gains	2,534,389	1,848,544	-	273,165
Total distributions paid	$2,534,389	$2,013,261	$-	$411,968

At April 30, 2020, the Funds had accumulated capital loss carryforwards as follows:

				International
	International	Emerging	Global	Small Cap
	Growth Fund	Markets Fund	Growth Fund	Growth Fund

Not subject to expiration:
Short-term	$78,751,023	$-	$-	$-
Long-term	-	-	-	-
Total	$78,751,023	$-	$-	$-

				ESG
	Small Cap	Small	China Quality	Emerging
	Growth Fund	Cap Fund	Growth Fund	Markets Fund

Not subject to expiration:			,
Short-term	$266,716	$82,026	$-	$208
Long-term	-	-	-	-
Total	$266,716	$82,026	$-	$208

87

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NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

ESG
International
Fund

Not subject to expiration:
Short-term	$-
Long-term	-
Total	$-

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of April 30, 2020, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund, Small Cap Growth Fund, and Small Cap Fund had qualified Late-Year Losses of $142,710, $56,966, $97,912, $9,602 and $1,311, respectively.

As of April 30, 2020, Emerging Markets Fund had qualified Post October Losses of $2,269,975.

Note 5 – Redemption Fee

The following Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the periods ended October 31, 2020 and for the year ended April 30, 2020, redemption fees were as follows:

	October 31, 2020	April 30, 2020
International Growth Fund	$2,199	$4,653
Emerging Markets Fund	-	-
Global Growth Fund	-	-
International Small Cap Growth Fund	-	-

Effective May 1, 2019, the International Growth, Emerging Markets, Global Growth, and International Small Cap Growth Funds no longer charge a redemption fee.

88

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October 31, 2020 (Unaudited)

Note 6 – Investment Transactions

For the periods ended October 31, 2020, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts and securities sold short, were as follows:

	Purchases	Sales
International Growth Fund	$3,786,610,743	$1,506,589,574
Emerging Markets Fund	486,947,831	85,809,950
Global Growth Fund	137,512,712	55,655,796
International Small Cap Growth Fund	233,334,201	64,124,255
Small Cap Growth Fund	24,908,076	3,884,992
Small Cap Fund	56,006,381	5,593,847
China Quality Growth Fund	2,935,255	559,849
ESG Emerging Markets Fund	402,043	118,390
ESG International Fund	318,758	72,211
International Value Fund	705,019	11,419

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the periods ended October 31, 2020, the Funds’ shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to the Distributor. The Institutional Class shares do not pay any distribution fees.

For the periods ended October 31, 2020, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

89

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

90

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as October 31, 2020, in valuing the Funds’ assets carried at fair value:

International Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Argentina	$934,843,995	$-	$-	$934,843,995
Australia	-	757,762,348	-	757,762,348
Canada	1,826,993,298	-	-	1,826,993,298
China	-	794,919,032	-	794,919,032
Denmark	-	827,093,322	-	827,093,322
France	-	1,164,015,869	-	1,164,015,869
Hong Kong	-	619,008,489	-	619,008,489
India	647,337,427	-	-	647,337,427
Ireland	1,240,938,004	-	-	1,240,938,004
Italy	-	337,343,443	-	337,343,443
Japan	-	571,529,530	-	571,529,530
Netherlands	567,861,853	359,934,273	-	927,796,126
Spain	-	223,631,538	-	223,631,538
Sweden	-	438,534,551	-	438,534,551
Switzerland	455,271,490	2,113,041,784	-	2,568,313,274
Taiwan	855,483,310	-	-	855,483,310
United Kingdom	157,793,139	1,089,080,222	-	1,246,873,361
United States	1,106,585,065	-	-	1,106,585,065
Short-Term Investments	735,163,370	-	-	735,163,370
Total Investments	$8,528,270,951	$9,295,894,401	$-	$17,824,165,352

*	The Fund did not hold any Level 3 at period end.

91

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stock
Argentina	$41,914,422	$-	$-	$41,914,422
Brazil	32,457,284	-	-	32,457,284
China	75,969,272	240,390,387	-	316,359,659
Hong Kong	-	53,736,632	-	53,736,632
India	38,911,642	59,804,941	-	98,716,583
Indonesia	-	13,553,361	-	13,553,361
Mexico	24,515,106	-	-	24,515,106
Peru	8,747,790	-	-	8,747,790
Poland	-	8,756,850	-	8,756,850
Russia	35,607,218	11,106,437	-	46,713,655
South Africa	8,493,681	9,850,932	-	18,344,613
South Korea	-	32,065,375	-	32,065,375
Taiwan	82,107,556	16,073,370	-	98,180,926
Thailand	-	22,474,655	-	22,474,655
United Kingdom	-	14,176,800	-	14,176,800
United States	22,182,610	-	-	22,182,610
Vietnam	-	9,169,745	-	9,169,745
Participation Certificates
China	-	18,971,870	-	18,971,870
Short-Term Investments	50,599,576	-	-	50,599,576
Total Investments	$421,506,157	$510,131,355	$-	$931,637,512

*	The Fund did not hold any Level 3 securities at period end.
92

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

Global Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stock
Argentina	$20,612,141	$-	$-	$20,612,141
Australia	-	5,989,606	-	5,989,606
Canada	32,224,704	-	-	32,224,704
China	-	15,143,600	-	15,143,600
France	-	15,738,525	-	15,738,525
Hong Kong	-	8,142,896	-	8,142,896
India	9,726,545	-	-	9,726,545
Italy	-	7,512,319	-	7,512,319
Japan	-	8,990,224	-	8,990,224
Netherlands	-	8,203,970	-	8,203,970
Sweden	-	8,164,532	-	8,164,532
Switzerland	8,480,239	5,909,847	-	14,390,086
Taiwan	15,551,846	-	-	15,551,846
United States	218,126,871	-	-	218,126,871
Short-Term Investments	21,417,964	-	-	21,417,964
Total Investments	$326,140,310	$83,795,519	$-	$409,935,829

*	The Fund did not hold any Level 3 securities at period end.
93

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

International Small Cap Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Argentina	$4,074,200	$-	$-	$4,074,200
Australia	-	8,932,277	-	8,932,277
Belgium	4,650,612	-	-	4,650,612
Brazil	8,997,140	-	-	8,997,140
Canada	21,879,033	-	-	21,879,033
China	-	3,355,150	-	3,355,150
Denmark	-	13,719,655	-	13,719,655
Faroe Islands	-	3,834,831	-	3,834,831
France	-	3,675,722	-	3,675,722
Germany	4,270,087	6,469,808	-	10,739,895
India	7,400,987	11,428,593	-	18,829,580
Indonesia	-	3,483,591	-	3,483,591
Ireland	3,483,382	-	-	3,483,382
Italy	-	9,477,961	-	9,477,961
Japan	-	55,414,801	-	55,414,801
Mexico	2,290,017	-	-	2,290,017
Netherlands	-	4,199,565	-	4,199,565
Norway	-	4,229,460	-	4,229,460
Russia	3,422,602	-	-	3,422,602
South Korea	-	3,510,682	-	3,510,682
Sweden	2,874,421	28,681,931	-	31,556,352
Switzerland	-	17,935,825	-	17,935,825
Taiwan	-	7,322,058	-	7,322,058
United Kingdom	10,083,208	19,383,974	-	29,467,182
United States	4,751,160	-	-	4,751,160
Participation Certificates
China	-	6,069,378	-	6,069,378
Short-Term Investments	25,200,744	-	-	25,200,744
Total Investments	$103,377,593	$211,125,262	$-	$314,502,855

*	The Fund did not hold any Level 3 securities at period end.
94

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

Small Cap Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$28,433,739	$-	$-	$28,433,739
Short-Term Investments	846,629	-	-	846,629
Total Investments	$29,280,368	$-	$-	$29,280,368

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.

Small Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$53,976,370	$-	$-	$53,976,370
Short-Term Investments	4,256,543	-	-	4,256,543
Total Investments	$58,232,913	$-	$-	$58,232,913

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.

China Quality Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stock
China	$880,833	$4,203,045	$-	$5,083,878
Hong Kong	-	541,902	-	541,902
Taiwan	-	78,071	-	78,071
Participation Certificates
China	-	278,543	-	278,543
Short-Term Investments	714,693	-	-	714,693
Total Investments	$1,595,526	$5,101,561	$-	$6,697,087

*	The Fund did not hold any Level 3 securities at period end.
95

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

ESG Emerging Market Fund	Level 1	Level 2	Level 3*	Total
Investments
Argentina	$36,421	$-	$-	$36,421
China	83,790	107,606	-	191,396
Germany	-	57,182	-	57,182
Hong Kong	-	51,526	-	51,526
India	40,342	47,833	-	88,175
Indonesia	-	45,971	-	45,971
Ireland	25,162	-	-	25,162
Japan	-	31,233	-	31,233
Mexico	46,333	-	-	46,333
Peru	26,147	-	-	26,147
Singapore	-	14,227	-	14,227
South Africa	-	18,537	-	18,537
Sweden	-	30,342	-	30,342
Taiwan	83,702	-	-	83,702
United Kingdom	30,404	87,635	-	118,039
United States	45,999	-	-	45,999
Vietnam	-	44,359	-	44,359
Short-Term Investments	58,595	-	-	58,595
Total Investments	$476,895	$536,451	$-	$1,013,346

*	The Fund did not hold any Level 3 securities at period end.
96

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

ESG International Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stock
Argentina	$16,997	$-	$-	$16,997
Canada	22,622	-	-	22,622
China	33,211	43,726	-	76,937
Denmark	-	31,564	-	31,564
Germany	-	33,459	-	33,459
Hong Kong	-	40,733	-	40,733
India	18,151	-	-	18,151
Indonesia	-	17,157	-	17,157
Ireland	76,200	-	-	76,200
Japan	-	52,392	-	52,392
Mexico	20,248	-	-	20,248
Netherlands	13,726	10,085	-	23,811
Peru	17,661	-	-	17,661
Singapore	-	22,411	-	22,411
Sweden	-	32,466	-	32,466
Switzerland	21,258	-	-	21,258
Taiwan	54,767	-	-	54,767
United Kingdom	71,331	71,514	-	142,845
United States	103,226	-	-	103,226
Vietnam	-	25,343	-	25,343
Exchange-Traded Funds[1]	14,443	-	-	14,443
Short-Term Investments	82,495	-	-	82,495
Total Investments	$566,336	$380,850	$-	$947,186

[1]	All Exchange-Traded Funds held in the Fund are Level 1 securities. For a detailed break-out of exchange-traded funds by country, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.
97

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

International Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stock
Austria	$14,696	$-	$-	$14,696
Belgium	-	23,900	-	23,900
Canada	60,567	-	-	60,567
France	-	15,305	-	15,305
Germany	-	97,242	-	97,242
Hong Kong	-	35,431	-	35,431
Indonesia	-	9,168	-	9,168
Ireland	31,679	-	-	31,679
Israel	28,532	8,397	-	36,929
Japan	31,791	96,542	-	128,333
Mexico	9,769	-	-	9,769
Netherlands	20,687	21,591	-	42,278
Norway	-	9,005	-	9,005
Russia	-	12,122	-	12,122
Spain	9,339	-	-	9,339
Sweden	-	34,648	-	34,648
Switzerland	25,431	14,459	-	39,890
Taiwan	28,516	-	-	28,516
Thailand	-	7,897	-	7,897
United Kingdom	32,442	12,006	-	44,448
United States	24,648	-	-	24,648
Short-Term Investments	74,683	-	-	74,683
Total Investments	$392,780	$397,713	$-	$790,493

*	The Fund did not hold any Level 3 securities at period end.

Note 11 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows.

The effects of derivative instruments on the Statements of Operations for the periods ended October 31, 2020, for the Emerging Markets Fund, International Small Cap Growth Fund, and China Quality Growth Fund are as follows:

Amount of Realized Gain on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Participation Certificates	Total
China Quality Growth Fund	Equity Contracts	$31,545	$31,545

98

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Participation Certificates	Total
Emerging Markets Fund	Equity Contracts	$(891,940)	$(891,940)
International Small Cap Growth Fund	Equity Contracts	(1,161,382)	(1,161,382)
China Quality Growth Fund	Equity Contracts	3,746	3,746

The Funds’ policies permit the Funds to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract. The forward contracts were bought or sold to protect the Funds, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Funds of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$). As a result, the relative strength of the US$ may be an important factor in the performance of the Funds. For the periods ended October 31, 2020, the Funds did not enter into any forward contracts.

Note 12 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invests and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

99

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

The Funds declared the payment of a distribution to be paid, on December 9, 2020, to shareholders of record on December 8, 2020 as follows:

		Long-Term Capital Gain	Short-Term Capital Gain	Income
International Growth Fund	Institutional	$0.33728	$0.00000	$0.01437
International Growth Fund	Investor	$0.33728	$0.00000	$0.01061
Emerging Markets Fund	Institutional	$0.15376	$0.01891	$0.00000
Emerging Markets Fund	Investor	$0.15376	$0.01891	$0.00000
Global Growth Fund	Institutional	$0.82900	$0.00000	$0.00000
Global Growth Fund	Investor	$0.82900	$0.00000	$0.00000
International Small Cap Growth Fund	Institutional	$0.36671	$0.36990	$0.00000
Small Cap Growth Fund	Institutional	$0.15415	$0.00000	$0.00000
Small Cap Growth Fund	Investor	$0.15415	$0.00000	$0.00000
Small Cap Fund	Institutional	$0.00000	$0.00000	$0.00000
Small Cap Fund	Investor	$0.00000	$0.00000	$0.00000
China Quality Growth Fund	Institutional	$0.00000	$0.38121	$0.00000
China Quality Growth Fund	Investor	$0.00000	$0.38121	$0.00000
ESG Emerging Markets Fund	Institutional	$0.00000	$0.41417	$0.02823
ESG Emerging Markets Fund	Investor	$0.00000	$0.41417	$0.02639
ESG International Fund	Institutional	$0.00000	$0.22037	$0.01547
ESG International Fund	Investor	$0.00000	$0.22037	$0.00000
International Value Fund	Institutional	$0.00000	$0.00000	$0.00000
International Value Fund	Investor	$0.00000	$0.00000	$0.00000

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

100

WCM Focused International Value Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At a meeting held on June 17-18, 2020, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and WCM Investment Management, LLC (the “Investment Advisor”) with respect to the WCM Focused International Value Fund series of the Trust (the “Fund”) for an initial two-year term. In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders. The Board acknowledged that in accordance with exemptive relief granted by the U.S. Securities and Exchange Commission, due to unforeseen emergency circumstances related to the COVID-19 pandemic, the meeting was being held by videoconference, and that as required by the relief, the Board would ratify the approval of the Advisory Agreement at its next in-person meeting.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the Fund; information regarding the performance of a composite of accounts managed by the Investment Advisor using its Focused International Value strategy (the “Composite”), which is the same strategy the Investment Advisor would use to manage the Fund, for the one-, three-, five-, and seven-year and since inception (June 30, 2011) periods ended March 31, 2020; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of the Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Foreign Large Value fund universe (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Investment Advisor during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the relevant performance information, the meeting materials indicated that the Composite outperformed the MSCI All Country World Ex USA Index and the MSCI All Country World Ex USA Value Index for the one-, three-, five-, and seven-year and since inception periods.

101

WCM Focused International Value Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board noted its familiarity with the Investment Advisor as the investment advisor for several other series of the Trust, and considered the services to be provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the Fund’s proposed annual investment advisory fee (gross of fee waivers) was slightly higher than the Peer Group median by 0.025%, and higher than the Fund Universe median by 0.07%. The Trustees considered that the Fund’s proposed advisory fee was lower than the standard fee that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund, but higher than the fee that the Investment Advisor charges to manage one separate account using the same strategy as the Fund, which fee is discounted based on the institutional client’s early adoption of the strategy. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s separate account clients. The Trustees also noted that the proposed advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The meeting materials indicated that the estimated annual total expenses (net of fee waivers) of the Fund were higher than the Peer Group and Fund Universe medians by 0.25% and 0.37%, respectively. The Trustees noted that the estimated assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with the Fund in the Fund’s first year of operations, taking into account estimated assets of $10 million. The Board observed that the Investment Advisor anticipated waiving its entire advisory fee and subsidizing certain of the operating expenses for the Fund, and that the Investment Advisor did not anticipate that it would realize a profit with respect to the Fund in the first year of operations. The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Fund’s asset level would likely be too low to achieve significant economies of scale during the initial startup period, and that any such economies would be considered in the future as the Fund’s assets grow.

102

WCM Focused International Value Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

103

WCM FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on June 17-18, 2020 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

WCM Focused International Growth Fund

WCM Focused Global Growth Fund

WCM Focused Emerging Markets Fund

WCM International Small Cap Fund

WCM China Quality Growth Fund

WCM Focused ESG Emerging Markets Fund

WCM Focused ESG International Fund

WCM Focused Small Cap Fund

WCM Small Cap Growth Fund

WCM Focused International Value Fund

The Board has appointed WCM Investment Management, LLC, the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from June 1, 2019 through March 31, 2020 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

•	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions);
•	An overview of market liquidity for each Fund during the Program Reporting Period;
•	Each Fund’s ability to meet redemption requests;
•	Each Fund’s cash management;
•	Each Fund’s borrowing activity, if any, in order to meet redemption requests;
•	Each Fund’s compliance with the 15% limit of illiquid investments; and
•	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

104

WCM FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

In the Report, the Program Administrator concluded that: (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

105

WCM Focused International Growth Fund

FUND PERFORMANCE at October 31, 2020 (Unaudited)

Average Annual Total Returns as of October 31, 2020	6 Months	1 Year	5 Years	Since Inception	Inception Date
Investor Class shares	24.04%	20.73%	13.11%	10.44%	8/31/11
Institutional Class shares	24.23%	21.06%	13.37%	9.54%	5/31/11
MSCI ACWI ex USA Index	12.22%	-2.61%	4.26%	2.68%	5/31/11

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI ACWI ex USA Index captures large and mid cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Expense ratios for the Investor Class and Institutional Class shares were 1.26% and 1.04%, respectively, which were stated in the current prospectus dated September 1, 2020. For the Fund’s current six months expense ratios, please refer to the Financial Highlights section of this report.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

106

WCM Focused Emerging Markets Fund

FUND PERFORMANCE at October 31, 2020 (Unaudited)

Average Annual Total Returns as of October 31, 2020	6 Months	1 Year	5 Years	Since Inception	Inception Date
Investor Class shares	33.99%	26.45%	13.56%	7.95%	6/28/13
Institutional Class shares	34.19%	26.78%	13.62%	8.07%	6/28/13
MSCI EM Index	20.96%	8.25%	7.92%	4.65%	6/28/13

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI EM Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of the emerging markets. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 1.69% and 1.49%, respectively, and for the Institutional Class shares were 1.45% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2020. For the Fund’s current six months expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2021, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

107

WCM Focused Global Growth Fund

FUND PERFORMANCE at October 31, 2020 (Unaudited)

Average Annual Total Returns as of October 31, 2020	6 Months	1 Year	5 Years	Since Inception	Inception Date
Investor Class shares	23.35%	25.66%	15.08%	13.96%	6/28/13
Institutional Class shares	23.48%	25.98%	15.35%	14.20%	6/28/13
MSCI ACWI Index	13.61%	4.89%	8.11%	8.22%	6/28/13

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI ACWI Index captures large to mid-cap representation across Developed Markets countries (including the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 1.50% and 1.28%, respectively, and the Institutional Class shares were 1.27% and 1.05%, respectively, which were stated in the current prospectus dated September 1, 2020. For the Fund’s current six months expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.30% and 1.05% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2021, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

108

WCM International Small Cap Growth Fund

FUND PERFORMANCE at October 31, 2020 (Unaudited)

Average Annual Total Returns as of October 31, 2020	6 Months	1 Year	Since Inception	Inception Date
Institutional Class shares	33.51%	39.14%	19.16%	11/30/15
MSCI ACWI ex USA Small Cap Index	17.80%	0.07%	5.25%	11/30/15

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 large Developed Markets countries (excluding the U.S.). The index covers approximately 14% of the free float-adjusted market capitalization set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Institutional Class shares were 1.79% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2020. For the Fund’s current six months expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.25% of the average daily net assets of the Institutional Class Shares of the Fund. This agreement is in effect until August 31, 2021 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

109

WCM Small Cap Growth Fund

FUND PERFORMANCE at October 31, 2020 (Unaudited)

Average Annual Total Returns as of October 31, 2020	6 Months	1 Year	Since Inception	Inception Date
Investor Class shares	24.16%	15.91%	15.06%	10/30/19
Institutional Class shares	24.25%	16.11%	15.26%	10/30/19
Russell 2000 Growth Index	22.72%	13.37%	12.67%	10/30/19

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It is unmanaged and represents total returns including reinvestment of dividends. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 10.10% and 1.50%, respectively, and the Institutional Class shares were 9.85% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2020. For the Fund’s current six months expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2030, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

110

WCM Focused Small Cap Fund

FUND PERFORMANCE at October 31, 2020 (Unaudited)

Average Annual Total Returns as of October 31, 2020	6 Months	1 Year	Since Inception	Inception Date
Investor Class shares	10.51%	-14.63%	-14.76%	10/30/19
Institutional Class shares	10.61%	-14.33%	-14.46%	10/30/19
Russell 2000 Value Index	12.44%	-13.92%	-14.51%	10/30/19

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The Russell 2000 Value Index measures the performance of the approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 15.49% and 1.25%, respectively, and the Institutional Class shares were 15.24% and 1.00%, respectively, which were stated in the current prospectus dated September 1, 2020. For the Fund’s current six months expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2030, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

111

WCM China Quality Growth Fund

FUND PERFORMANCE at October 31, 2020 (Unaudited)

Total Returns as of October 31, 2020	6 Months	Since Inception (Cumulative)	Inception Date
Investor Class shares	43.00%	52.30%	3/31/20
Institutional Class shares	43.19%	52.50%	3/31/20
MSCI China All Shares Index	28.29%	36.75%	3/31/20
MSCI China Index	28.45%	36.56%	3/31/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI CASI Index captures large to mid-cap representation across China A-shares, B-shares, H-shares, Red-chips, P-chips and foreign listings. The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China. The MSCI CI Index measures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore RMB exchange rate (CNH). These indexes do not reflect expenses, fees, or sales charge, which would lower performance. The indexes are unmanaged and are not available for investment.

Gross and net expense ratios for the Investor Class shares were 18.03% and 1.50%, respectively, and the Institutional Class shares were 17.78% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2020. For the Fund’s current six months expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2030, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

112

WCM Focused ESG Emerging Markets Fund

FUND PERFORMANCE at October 31, 2020 (Unaudited)

Total Returns as of October 31, 2020	6 Months	Since Inception (Cumulative)	Inception Date
Investor Class shares	20.73%	32.80%	3/31/20
Institutional Class shares	20.71%	32.90%	3/31/20
MSCI Emerging Markets Index	20.96%	32.03%	3/31/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI EMI Index is an index used to measure equity market performance in global emerging markets and captures mid to large cap across more than two dozen emerging markets. The index covers approximately 13% of the global market capitalization. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 71.18% and 1.54%, respectively, and the Institutional Class shares were 70.93% and 1.29%, respectively, which were stated in the current prospectus dated September 1, 2020. For the Fund’s current six months expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2030, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

113

WCM Focused ESG International Fund

FUND PERFORMANCE at October 31, 2020 (Unaudited)

Total Returns as of October 31, 2020	6 Months	Since Inception (Cumulative)	Inception Date
Investor Class shares	13.27%	23.80%	3/31/20
Institutional Class shares	13.45%	24.00%	3/31/20
MSCI ACWI ex USA Index	12.22%	20.73%	3/31/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI ACWI ex USA Index captures large to mid-cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 69.33% and 1.53%, respectively, and the Institutional Class shares were 69.08% and 1.28%, respectively, which were stated in the current prospectus dated September 1, 2020. For the Fund’s current six months expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2030, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

114

WCM Focused International Value Fund

FUND PERFORMANCE at October 31, 2020 (Unaudited)

Total Returns as of October 31, 2020	3 Months	Since Inception (Cumulative)	Inception Date
Investor Class shares	1.63%	6.10%	6/29/20
Institutional Class shares	1.63%	6.20%	6/29/20
MSCI ACWI ex USA Index	-0.47%	4.29%	6/29/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI ACWI ex USA Index captures large to mid-cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 1.74% and 1.50%, respectively, and the Institutional Class shares were 1.49% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2020. For the Fund’s current period ended October 31, 2020 expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2030, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

115

WCM Funds

EXPENSE EXAMPLES

For the Periods Ended October 31, 2020 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 to October 31, 2020, except for WCM International Value Fund, which is based on an investment of $1,000 invested at the beginning of the period and held for the entire since inception period from June 29, 2020 (commencement of operations) to October 31, 2020.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

International Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/20	10/31/20	5/1/20 – 10/31/20
Investor Class	Actual Performance	$ 1,000.00	$ 1,240.40	$ 7.31
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.70	6.57
Institutional Class	Actual Performance	1,000.00	1,242.30	5.90
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.96	5.30

*	Expenses are equal to the Fund’s annualized expense ratio of 1.29% and 1.04% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.
116

WCM Funds

EXPENSE EXAMPLES - Continued

For the Periods Ended October 31, 2020 (Unaudited)

Emerging Markets Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/20	10/31/20	5/1/20 – 10/31/20
Investor Class	Actual Performance	$ 1,000.00	$ 1,339.90	$ 8.87
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.64	7.63
Institutional Class	Actual Performance	1,000.00	1,341.90	7.40
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Global Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/20	10/31/20	5/1/20 – 10/31/20
Investor Class	Actual Performance	$ 1,000.00	$ 1,233.50	$ 7.34
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.65	6.62
Institutional Class	Actual Performance	1,000.00	1,234.80	5.93
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.91	5.35

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 1.05% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

International Small Cap Growth Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	5/1/20	10/31/20	5/1/20 – 10/31/20
Actual Performance	$ 1,000.00	$ 1,335.10	$ 7.38
Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
117

WCM Funds

EXPENSE EXAMPLES - Continued

For the Periods Ended October 31, 2020 (Unaudited)

Small Cap Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/20	10/31/20	5/1/20 – 10/31/20
Investor Class	Actual Performance	$ 1,000.00	$ 1,241.60	$ 8.50
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.65	7.63
Institutional Class	Actual Performance	1,000.00	1,242.50	7.09
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the since inception period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Small Cap Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/20	10/31/20	5/1/20 – 10/31/20
Investor Class	Actual Performance	$ 1,000.00	$ 1,015.10	$ 6.72
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.84	6.43
Institutional Class	Actual Performance	1,000.00	1,106.10	5.39
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.11	5.15

*	Expenses are equal to the Fund’s annualized expense ratio of 1.26% and 1.01% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365. The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

China Quality Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/20	10/31/20	5/1/20 – 10/31/20
Investor Class	Actual Performance	$ 1,000.00	$ 1,430.00	$ 9.20
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.66	7.61
Institutional Class	Actual Performance	1,000.00	1,431.90	7.68
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.91	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the since inception period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.
118

WCM Funds

EXPENSE EXAMPLES - Continued

For the Periods Ended October 31, 2020 (Unaudited)

Focused ESG Emerging Markets Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/20	10/31/20	5/1/20 – 10/31/20
Investor Class	Actual Performance	$ 1,000.00	$ 1,207.30	$ 8.34
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.67	7.60
Institutional Class	Actual Performance	1,000.00	1,207.10	6.97
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Focused ESG International Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/20	10/31/20	5/1/20 – 10/31/20
Investor Class	Actual Performance	$ 1,000.00	$ 1,132.70	$ 8.08
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.65	7.62
Institutional Class	Actual Performance	1,000.00	1,134.50	6.74
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.91	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the since inception period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Focused International Value Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		6/29/20^	10/31/20	6/29/20^ – 10/31/20
Investor Class	Actual Performance*	$ 1,000.00	$ 1,061.00	$ 5.27
	Hypothetical (5% annual return before expenses)**	1,000.00	1,017.67	7.60
Institutional Class	Actual Performance*	1,000.00	1,062.00	4.40
	Hypothetical (5% annual return before expenses)**	1,000.00	1,018.93	6.34

^	Commencement of operations.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 125/365 (to reflect the since inception period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.
119

WCM Funds

EXPENSE EXAMPLES - Continued

For the Periods Ended October 31, 2020 (Unaudited)

**	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.
120

WCM Funds

Each a series of Investment Managers Series Trust

Investment Advisor

WCM Investment Management

281 Brooks Street

Laguna Beach, California 92651

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

FUND INFORMATION

	TICKER	CUSIP
WCM Focused International Growth Fund – Investor Class	WCMRX	461418 386
WCM Focused International Growth Fund – Institutional Class	WCMIX	461418 444
WCM Focused Emerging Markets Fund - Investor Class	WFEMX	46141P 842
WCM Focused Emerging Markets Fund - Institutional Class	WCMEX	46141P 834
WCM Focused Global Growth Fund - Investor Class	WFGGX	46141P 826
WCM Focused Global Growth Fund - Institutional Class	WCMGX	46141P 818
WCM International Small Cap Growth Fund – Institutional Class	WCMSX	46141Q 683
WCM Small Cap Growth Fund – Investor Class	WCMNX	46143U 104
WCM Small Cap Growth Fund – Institutional Class	WCMLX	46143U 203
WCM Focused Small Cap Fund – Investor Class	WCMJX	46143U 302
WCM Focused Small Cap Fund – Institutional Class	WCMFX	46143U 401
WCM China Quality Growth Fund – Investor Class	WCQGX	46143U 708
WCM China Quality Growth Fund – Institutional Class	WCMCX	46143U 807
WCM Focused ESG Emerging Markets Fund – Investor Class	WCMUX	46143U 864
WCM Focused ESG Emerging Markets Fund – Institutional Class	WCMDX	46143U 856
WCM Focused ESG International Fund – Investor Class	WESGX	46143U 880
WCM Focused ESG International Fund – Institutional Class	WCMMX	46143U 872
WCM Focused International Value Fund – Investor Class	WLIVX	46143U 831
WCM Focused International Value Fund – Institutional Class	WCMVX	46143U 823

Privacy Principles of the WCM Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the WCM Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (888) 988-9801 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 988-9801.

WCM Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 988-9801

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/08/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/08/21

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	1/08/21